Dreyfus
Small Cap
Stock Index Fund



ANNUAL REPORT October 31, 1999



(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.


   * Not FDIC-Insured  * Not Bank-Guaranteed  * May Lose Value


Year 2000 Issues (Unaudited)

The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the President

                             3   Discussion of Fund Performance

                             6   Fund Performance

                             7   Statement of Investments

                            24   Statement of Assets and Liabilities

                            25   Statement of Operations

                            26   Statement of Changes in Net Assets

                            27   Financial Highlights

                            28   Notes to Financial Statements

                            32   Report of Independent Accountants

                            33   Important Tax Information

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                                        Dreyfus
                                                     Small Cap Stock Index Fund

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Small Cap Stock Index Fund, covering the 12-month period from November 1, 1998 through October 31, 1999. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio managers, Steve Falci and Mark Sikorski.

While the past year was rewarding for many equity investors, small-cap stocks did not fare as well as other market sectors. When the reporting period began, the U.S. stock market had just completed a sharp correction caused primarily by concerns regarding the spread of the global financial crisis in overseas markets. Soon after the start of 1999, however, those fears abated. In fact, the U.S. economy remained strong, and investors became concerned that inflationary pressures might re-emerge. As a result, the Federal Reserve Board raised short-term interest rates twice during the summer in an effort to forestall a reacceleration of inflation in a fast-growing economy. In this environment, equity investors once again preferred the relative predictability of earnings from large-cap companies.

Despite a brief rally in April and May, small-cap stocks generally failed to keep pace with their large-cap counterparts. However, some small-cap technology stocks that were subject to heightened investor speculation were exceptions to
this    trend.

We appreciate your confidence over the past year, and we look forward to your continued participation in Dreyfus Small Cap Stock Index Fund.

Sincerely,


Stephen E. Canter
President and Chief Investment Officer
The Dreyfus Corporation
November 15, 1999




DISCUSSION OF FUND PERFORMANCE

Steve Falci and Mark Sikorski, Portfolio Managers

How did Dreyfus Small Cap Stock Index Fund perform  relative to its benchmark?

For the 12-month period ended October 31, 1999, Dreyfus Small Cap Stock Index Fund produced a total return of 11.86%.(1) The Standard & Poor's Small Cap 600 Index (" S& P 600 Index"), produced a 12.05% return for the same period.(2) The difference in returns is accounted for by transaction costs and other fund expenses.

What is the fund's investment approach?

As an index fund, we seek to match the total return of the S&P 600 Index. To reach that goal, the fund generally invests in about 575-590 stocks in the S&P 600 Index, in proportion to their weighting in the index. While the portfolio managers strive to own the vast majority of the stocks in the index, they may avoid some very small, illiquid names. Often considered a barometer for the small-cap stock market in general, the S&P 600 Index is composed of 600 domestic stocks with market capitalizations ranging between $38 million and $2.7 billion; the index contains approximately 500 industrial, 55 financial, 25 utility and 20 transportation stocks. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the index than smaller ones. The fund may also use stock index futures as a substitute for the sale or purchase of stocks.

Dreyfus Small Cap Stock Index Fund uses a passive management approach; all investment decisions are made based on the fund's objective, which is to seek to match the performance of the S&P 600 Index. The fund does not attempt to manage market volatility.

Small-cap stocks are often new and entrepreneurial companies, and tend to grow faster than large-cap companies. They also typically use any profits for expansion rather than for paying dividends. Because
                                                               The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

they carry additional risks, their earnings also tend to be less predictable. As a result, their stocks may be less liquid and more volatile.

What other factors influenced the fund's performance?

At the beginning of the fund's 12-month reporting period, and following the trend of the past few years, the growth of the U.S. equity market was dominated by large-cap growth stocks. However, in mid-April market sentiment began to shift away from domestic large-cap growth stocks to include a broader group of companies, including small- and mid-cap names. This broadening of the market
provided   an   opportunity   for  a  resurgence  of  many  smaller  companies.

By August, the equity market began to narrow, once again favoring large-cap growth names. In this environment, technology companies reported strong gains, and to the surprise of many industry analysts, many of them were midcap technology names. Small-cap stocks continued to produce disappointing returns. However, compared to historical norms, valuations for small-cap stocks are extremely attractive compared to valuations of large-cap companies. In addition, small-cap stocks enjoyed a surge in initial public offerings (IPOs) toward the end of the period, demonstrating the asset class's ability to bounce back from the relatively lackluster IPO market experienced by small caps during the same period last year.

What is the fund's current strategy?

Because the fund is an index fund, its goal is to replicate the returns of its index, the S&P 600. To understand how index investing works, it's important to recognize the differences associated with a passive index manager and an active manager. The active manager typically makes decisions about buying and selling stocks based on economic, financial and market conditions. The passive index manager, on the other hand, buys the stocks in the index in an effort to match its returns.

During the 12-month period, the largest gains within the S&P 600 Index, and therefore the fund as well, came from its electronics (specif ically semiconductors) , investment bank and brokerage, computer network, long-distance telecommunications and air freight companies. In addition, the S&P 600 Index' s holdings within the gaming, lottery and pari-mutuel area provided strong returns, as did its commercial equipment and computer software and services stocks.

On the other hand, the poorest performing returns of the S&P 600 Index, and therefore of the fund as well, were generated from its long-term healthcare, retail computer and electronics, textile and aerospace/ defense companies. In addition, the stocks of special service healthcare, hospitals and household products provided disappointing returns.

November 15, 1999

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(2) SOURCE: LIPPER ANALYTICAL SERVICES, INC. -- THE STANDARD & POOR'S SMALL CAP 600 INDEX IS A BROAD-BASED INDEX AND A WIDELY ACCEPTED, UNMANAGED INDEX OF OVERALL SMALL-CAP STOCK MARKET PERFORMANCE.

                                                             The Fund

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Small Cap Stock Index Fund and the Standard & Poor's Small Cap 600 Index
--------------------------------------------------------------------------------

Average Annual Total Returns AS OF 10/31/99

                                                   Inception                                                        From

                                                     Date                           1 Year                        Inception
------------------------------------------------------------------------------------------------------------------------------------

Fund                                                6/30/97                         11.86%                          4.25%


((+))  SOURCE: LIPPER ANALYTICAL SERVICES, INC.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

THE ABOVE GRAPH COMPARES A $10,000 INVESTMENT MADE IN DREYFUS SMALL CAP STOCK INDEX FUND ON 6/30/97 (INCEPTION DATE) TO A $10,000 INVESTMENT MADE IN THE STANDARD & POOR'S SMALL CAP 600 INDEX ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ARE REINVESTED.

THE FUND'S PERFORMANCE SHOWN IN THE LINE GRAPH TAKES INTO ACCOUNT ALL APPLICABLE FEES AND EXPENSES. THE STANDARD & POOR'S SMALL CAP 600 INDEX IS A BROAD-BASED INDEX OF 600 COMPANIES WITH MARKET CAPITALIZATION GENERALLY RANGING FROM THE 50TH PERCENTILE TO THE 83RD PERCENTILE OF THE STOCK UNIVERSE. THE FUND HOLDS STOCKS GENERALLY IN THE SAME PROPORTION AS EACH STOCK WITHIN THE INDEX ITSELF. THEREFORE, THE FUND'S PERFORMANCE SHOULD CLOSELY MATCH THAT OF THE INDEX. THE INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF SMALL-CAP STOCK MARKET PERFORMANCE, WHICH DOES NOT TAKE INTO ACCOUNT CHARGES, FEES AND OTHER EXPENSES. FURTHER INFORMATION RELATING TO FUND PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IF APPLICABLE, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.




STATEMENT OF INVESTMENTS


October 31, 1999

COMMON STOCKS--99.8%                                                                              Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ALCOHOL & TOBACCO--.4%

Canandaigua Brands, Cl. A                                                                         2,000  (a)             121,000

DIMON                                                                                             4,100                   14,350

                                                                                                                         135,350

CONSUMER CYCLICAL--15.5%

Action Performance Cos.                                                                           2,000  (a)              40,688

Ames Department Stores                                                                            3,300                  104,569

Anchor Gaming                                                                                     1,300  (a)              79,300

Angelica                                                                                          1,100                   12,581

Ann Taylor Stores                                                                                 3,500  (a)             148,969

Apogee Enterprises                                                                                3,000                   18,938

Applebee's International                                                                          3,300                   95,081

Applied Power, Cl. A                                                                              4,365                  126,858

Arctic Cat                                                                                        3,100                   29,450

Ashworth                                                                                          1,400  (a)               5,863

Atlantic Coast Airlines Holdings                                                                  2,400  (a)              55,800

Authentic Fitness                                                                                 2,400                   46,650

Aztar                                                                                             5,000  (a)              48,438

Baker (J.)                                                                                        1,300                    7,231

Bassett Furniture                                                                                 1,300                   23,400

Books-A-Million                                                                                   1,900  (a)              17,100

Brown Shoe Company                                                                                2,100                   37,406

CEC Entertainment                                                                                 3,150  (a)             100,997

CKE Restaurants                                                                                   5,490                   37,058

CPI                                                                                               1,000                   25,563

Casey's General Stores                                                                            6,000                   77,250

Cato                                                                                              3,000                   34,500

Cheesecake Factory                                                                                2,150  (a)              65,844

Circle.com                                                                                        2,000                   29,000

Coachmen Industries                                                                               1,900                   27,906

Cone Mills                                                                                        2,300  (a)              10,638

Consolidated Products                                                                             2,662                   30,613

Copart                                                                                            3,000  (a)              69,000

Cost Plus                                                                                         2,400  (a)              87,600

Cross (A.T.), Cl. A                                                                               1,700                    7,863

Damark International, Cl. A                                                                         700  (a)               7,153

Department 56                                                                                     2,100  (a)              39,900

Discount Auto Parts                                                                               1,800  (a)              25,650

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)


COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL (CONTINUED)

Dixie Group                                                                                       1,500                   10,125

Dress Barn                                                                                        2,400  (a)              42,675

Enesco Group                                                                                      1,500                   18,938

Ethan Allen Interiors                                                                             4,500                  160,031

Fedders                                                                                           3,700                   22,894

Footstar                                                                                          2,300  (a)              80,500

Fossil                                                                                            3,600                   99,450

Galey & Lord                                                                                      1,100  (a)               1,650

Gentex                                                                                            8,000  (a)             137,500

Goody's Family Clothing                                                                           3,600                   36,450

Gottschalks                                                                                       1,400  (a)              12,513

Group 1 Automotive                                                                                2,200                   36,850

Guilford Mills                                                                                    2,400                   21,150

Gymboree                                                                                          2,400  (a)              15,450

Haggar                                                                                              800                    8,725

Hancock Fabrics                                                                                   1,900                    7,838

Harman International                                                                              2,000                   81,750

Hartmarx                                                                                          3,200                   14,000

Hollywood Park                                                                                    2,700                   46,744

Huffy                                                                                             1,100                   10,931

IHOP                                                                                              2,100  (a)              37,931

Insight Enterprises                                                                               3,000  (a)             112,125

Interface, Cl. A                                                                                  5,800                   23,563

Jack In the Box                                                                                   4,500  (a)             108,281

Jo-Ann Stores, Cl. A                                                                              2,100  (a)              29,269

Just for Feet                                                                                     2,900  (a)               3,988

Justin Industries                                                                                 2,700                   37,800

K-Swiss                                                                                           1,200                   15,450

K2                                                                                                2,000                   16,000

Kellwood                                                                                          3,000                   53,063

La-Z Boy                                                                                          5,900                  107,675

Landry's Seafood Restaurants                                                                      2,800  (a)              21,000

Lillian Vernon                                                                                    1,000                   12,688

Linens'n Things                                                                                   4,400  (a)             174,900

Luby's                                                                                            2,300                   27,313

Marcus                                                                                            3,300                   46,406

Masco Tech                                                                                        4,800                   69,900



COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL (CONTINUED)

Men's Wearhouse                                                                                   4,700  (a)             103,106

Michaels Stores                                                                                   3,300  (a)             110,756

Midwest Express Holdings                                                                          1,600  (a)              46,900

Monaco Coach                                                                                      2,000  (a)              47,000

NCS HealthCare, Cl. A                                                                             2,100  (a)               6,234

National Presto Industries                                                                          900                   33,300

Nautica Enterprises                                                                               3,900  (a)              58,744

O'Reilly Automotive                                                                               2,700                  117,788

OshKosh B'Gosh                                                                                    1,700                   34,850

Oxford Industries                                                                                   900                   19,350

Pacific Sunwear of California                                                                     3,450  (a)             104,147

Phillips-Van Heusen                                                                               3,000                   24,000

Pier 1 Imports                                                                                   10,425                   61,898

Pillowtex                                                                                         1,415                    4,776

Polaris Industries                                                                                2,700                   94,331

Prime Hospitality                                                                                 5,500                   42,969

Quicksilver                                                                                       2,400  (a)              33,900

Royal Appliance Manufacturing                                                                     1,800  (a)              10,350

Ruby Tuesday                                                                                      3,400                   64,813

Russ Berrie & Co.                                                                                 2,200                   42,350

Ryan's Family Steak House                                                                         4,200  (a)              43,969

Shopko Stores                                                                                     3,200                   80,200

Simpson Industries                                                                                2,100                   21,984

SkyWest                                                                                           2,700                   66,994

Snyder Communications                                                                             8,000                  102,000

Sonic                                                                                             2,050  (a)              57,400

Spartan Motors                                                                                    1,900                    8,313

Sports Authority                                                                                  3,300  (a)               7,219

Stein Mart                                                                                        5,000  (a)              33,125

Stride Rite                                                                                       5,300                   34,781

Sturm Ruger                                                                                       2,900                   25,738

Swiss Army Brands                                                                                   900  (a)               7,313

TBC                                                                                               2,400  (a)              16,425

TCBY Enterprises                                                                                  2,500                   10,469

Taco Cabana                                                                                       2,000  (a)              17,375

Thor Industries                                                                                   1,300                   32,825

Timberland, Cl. A                                                                                 2,400                  118,500

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)


COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL (CONTINUED)

Tower Automotive                                                                                  5,300  (a)              86,456

Wabash National                                                                                   2,400                   38,100

Whole Foods Market                                                                                3,000  (a)             102,000

Winnebago Industries                                                                              2,600                   45,175

Wolverine World Wide                                                                              4,400                   45,100

Zale                                                                                              4,100  (a)             171,688

                                                                                                                       5,573,084

CONSUMER STAPLES--3.0%

Agribrands International                                                                          1,200  (a)              53,100

Chemed                                                                                            1,200                   35,925

Chiquita Brands International                                                                     7,600                   36,100

Coca-Cola Bottling Consolidated                                                                     900                   47,363

Corn Products International                                                                       4,200                  136,763

Delta and Pine Land                                                                               4,133                  120,890

Earthgrains                                                                                       4,700                  107,219

Fleming Cos                                                                                       4,200                   50,138

J & J Snack Foods                                                                                 1,000  (a)              19,250

Libbey                                                                                            1,800                   47,700

Michael Foods                                                                                     2,200                   56,100

Nash Finch                                                                                        1,500                    9,844

Nature's Sunshine Products                                                                        1,900                   14,013

Performance Food Group                                                                            1,500  (a)              40,688

Ralcorp Holdings                                                                                  3,500  (a)              68,250

Smithfield Foods                                                                                  4,700  (a)             106,925

Triarc Cos., Cl. A                                                                                2,800                   55,650

USA Detergents                                                                                    1,600  (a)               8,500

United Natural Foods                                                                              2,000  (a)              17,625

W D-40                                                                                            1,700                   39,525

                                                                                                                       1,071,568

ENERGY--5.9%

American States Water                                                                             1,000                   34,313

Aquarion                                                                                          1,200                   43,575

Atmos Energy                                                                                      3,300                   74,869

Barrett Resources                                                                                 3,500  (a)             117,469

Benton Oil & Gas                                                                                  3,300  (a)               5,569

Cabot Oil & Gas, Cl. A                                                                            2,600                   41,925

Cascade Natural Gas                                                                               1,200                   21,750



COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ENERGY (CONTINUED)

Connecticut Energy                                                                                1,100                   41,525

Cross Timbers Oil                                                                                 5,300                   58,963

Energen                                                                                           3,200                   59,200

HS Resources                                                                                      2,100  (a)              32,813

New Jersey Resources                                                                              2,000                   81,375

Newfield Exploration                                                                              4,600  (a)             135,413

Northwest Natural Gas                                                                             2,900                   75,038

NorthWestern                                                                                      2,500                   57,031

Oceaneering International                                                                         2,500  (a)              33,906

Offshore Logistics                                                                                2,800                   25,900

Pennsylvania Enterprises                                                                          1,200                   40,875

Philiadelphia Suburban                                                                            4,445                  102,235

Piedmont Natural Gas                                                                              3,600                  115,200

Plains Resources                                                                                  1,800  (a)              30,938

Pogo Producing                                                                                    4,300                   86,269

Pride International                                                                               6,400  (a)              88,000

Public Service North Carolina                                                                     2,200                   69,163

Remington Oil & Gas                                                                               2,400  (a)              11,700

Seitel                                                                                            3,000                   23,813

Southwest Gas                                                                                     3,400                   79,050

Southwestern Energy                                                                               2,700                   21,600

St. Mary Land Exploration                                                                         1,200                   30,600

Stone Energy                                                                                      2,100                  102,113

Tuboscope International                                                                           4,900  (a)              54,513

United Water Resources                                                                            4,300                  145,125

Vintage Petroleum                                                                                 6,900                   75,038

WICOR                                                                                             4,100                  121,975

                                                                                                                       2,138,841

HEALTH CARE--9.7%

ADAC Laboratories                                                                                 2,400                   20,850

ALPHARMA, Cl. A                                                                                   3,200                  112,600

Advanced Tissue Sciences                                                                          5,500  (a)              18,563

Alliance Pharmaceutical                                                                           4,500  (a)              19,547

Analogic                                                                                          1,400                   36,750

Barr Laboratories                                                                                 2,700  (a)              81,844

Bindley Western Industries                                                                        3,600                   45,225

Bio-Technology General                                                                            5,900  (a)              57,525

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)


COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE (CONTINUED)

Biomatrix                                                                                         2,500  (a)              56,719

COR Therapeutics                                                                                  2,800  (a)              56,525

Cambrex                                                                                           2,600                   78,650

Cephalon                                                                                          3,400  (a)              55,250

Cooper Cos.                                                                                       1,700                   42,500

Coventry Health Care                                                                              6,500  (a)              37,375

Curative Health Services                                                                          1,200  (a)               5,700

Cygnus                                                                                            2,800  (a)              27,825

Datascope                                                                                         1,700  (a)              61,200

Diagnostic Products                                                                               1,500                   34,875

Dura Pharmaceuticals                                                                              4,900  (a)              62,628

Enzo Biochem                                                                                      2,655  (a)              56,751

Genesis Health Ventures                                                                           3,300  (a)               5,569

Hanger Orthopedic Group                                                                           2,000  (a)              24,625

Hologic                                                                                           1,500  (a)               5,250

Hooper Holmes                                                                                     3,300                   88,688

IDEC Pharmaceuticals                                                                              2,300  (a)             267,231

IDEXX Laboratories                                                                                4,500  (a)              68,063

Immune Response                                                                                   2,800  (a)              10,588

Invacare                                                                                          3,100                   64,713

Jones Pharmacies                                                                                  4,950                  153,450

Laser Vision Centers                                                                              2,700                   23,203

Liposome                                                                                          4,100  (a)              32,288

Maxxim Medical                                                                                    1,600  (a)              38,400

Mentor                                                                                            2,800                   65,975

NBTY                                                                                              7,700  (a)              62,081

North American Vaccine                                                                            3,500  (a)              18,594

Noven Pharmaceuticals                                                                             2,200  (a)              21,588

Organogenesis                                                                                     3,100  (a)              23,250

Orthodontic Centers of America                                                                    5,200  (a)              71,500

Osteotech                                                                                         1,600  (a)              20,900

Owens & Minor                                                                                     3,400                   31,875

Patterson Dental                                                                                  3,750  (a)             168,984

Pediatrix Medical Group                                                                           1,700  (a)              15,088

PhyCor                                                                                            8,500  (a)              21,250

Priority Healthcare, Cl. B                                                                        2,409  (a)              48,331

Protein Design Labs                                                                               2,000  (a)              80,125



COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE (CONTINUED)

Regeneron Pharmaceuticals                                                                         3,300  (a)              26,400

Renal Care Group                                                                                  5,000  (a)              93,125

Respironics                                                                                       3,200  (a)              27,000

Roberts Pharmaceutical                                                                            3,500  (a)             112,875

Rural/Metro                                                                                       1,500  (a)               9,000

Safeskin                                                                                          6,200  (a)              51,925

Scott Technologies                                                                                1,900  (a)              36,100

Sierra Health Services                                                                            3,000  (a)              21,938

Sola International                                                                                2,700  (a)              37,800

SpaceLabs Medical                                                                                 1,000  (a)              14,250

Summit Technology                                                                                 5,400                   84,038

Sunrise Medical                                                                                   2,600  (a)              14,625

Syncor International                                                                              1,300  (a)              47,613

Theragenics                                                                                       3,300  (a)              35,063

U.S. Bioscience                                                                                   3,200  (a)              51,600

Universal Health Services, Cl. B                                                                  3,600                  105,750

Varian Medical Systems                                                                            3,300                   69,506

Vertex Pharmaceuticals                                                                            2,800  (a)              80,150

Vital Signs                                                                                       1,500                   32,438

Wesley Jessen Visioncare                                                                          1,900                   51,063

Xomed Surgical Products                                                                           1,400  (a)              85,138

                                                                                                                       3,487,908

INTEREST SENSITIVE--13.1%

AMRESCO                                                                                           5,100                   14,981

Advance Paradigm                                                                                  1,300  (a)              55,413

AmeriCredit                                                                                       8,000                  139,000

Anchor Bancorp Wisconsin                                                                          2,900                   46,400

Banknorth Group                                                                                   2,600                   87,831

Capital Re                                                                                        3,900                   55,088

Carolina First                                                                                    2,800                   57,925

Cash America International                                                                        2,900                   27,369

Centura Banks                                                                                     3,200                  168,600

Chittenden                                                                                        3,000                   92,625

ChoicePoint                                                                                       1,600  (a)              98,900

Commerce Bancorp                                                                                  3,047                  136,544

Commercial Federal                                                                                6,600                  129,525

Community First Bankshares                                                                        5,400                  102,769

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)


COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

Cullen Frost Bankers                                                                              5,800                  167,475

Dain Rauscher                                                                                     1,500                   80,531

Delphi Financial Group, Cl. A                                                                     2,405  (a)              76,960

Downey Financial                                                                                  3,180                   70,358

E.W. Blanch Holdings                                                                              1,500                   97,125

Eaton Vance                                                                                       3,900                  133,331

Enhance Financial Services Group                                                                  4,300                   78,475

Express Scripts, Cl. A                                                                            4,200                  206,325

Fidelity National Financial                                                                       3,409                   53,479

First American Financial                                                                          7,200                  106,650

First Bancorp                                                                                     3,100                   69,363

First Midwest Bancorp                                                                             3,000                  122,625

Fremont General                                                                                   8,000                   69,000

Frontier Insurance Group                                                                          4,090                   36,299

Gallagher (Arthur J.)                                                                             2,100                  108,675

Hilb, Rogal & Hamilton                                                                            1,500                   37,594

Hudson United Bancorp                                                                             4,260                  133,924

JSB Financial                                                                                     1,100                   66,138

Jefferies Group                                                                                   2,800                   59,675

MAF Bancorp                                                                                       2,800                   60,375

Mutual Risk Management                                                                            4,900                   74,113

Orion Capital                                                                                     2,900                  141,738

Pioneer Group                                                                                     3,000                   37,313

Premier Bancshares                                                                                2,800                   49,350

Provident Bankshares                                                                              3,010                   64,809

Queens County Bancorp                                                                             2,350                   73,878

Radian Group                                                                                      4,200                  221,813

Raymond James Financial                                                                           5,100                  103,275

Riggs National                                                                                    3,300                   49,913

Selective Insurance Group                                                                         3,100                   57,931

Silicon Valley Bancshares                                                                         2,500                   81,563

Susquehanna Bancshares                                                                            4,200                   69,825

Trenwick Group                                                                                    1,200                   24,375

Trustco Bank                                                                                      3,170                   93,713

U.S. Trust                                                                                        2,000                  162,250

UST                                                                                               3,900                  120,900

United Bankshares                                                                                 4,800                  118,200



COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

Whitney Holding                                                                                   2,500                   92,500

Zenith National Insurance                                                                         1,800                   40,163

                                                                                                                       4,724,969

PRODUCER GOODS--17.0%

AAR                                                                                               2,950                   49,228

AMCOL International                                                                               2,850                   34,913

Air Express International                                                                         3,650                   97,181

Alliant Techsystems                                                                               1,200  (a)              73,800

Amcast Industrial                                                                                 1,000                   13,563

American Freightways                                                                              3,500  (a)              72,188

Anixter International                                                                             3,800  (a)              79,325

Applied Industrial Technology                                                                     2,300                   36,225

AptarGroup                                                                                        3,900                  104,813

Arkansas Best                                                                                     2,300                   31,913

Astec Industries                                                                                  2,100  (a)              49,219

Aviation Sales                                                                                    1,500                   26,063

BE Aerospace                                                                                      2,500  (a)              25,156

Baldor Electric                                                                                   4,033                   78,391

Barnes Group                                                                                      2,100                   42,656

Belden                                                                                            2,600                   47,775

Birmingham Steel                                                                                  3,500                   24,719

Blount International                                                                                145  (a)               2,130

Brady, Cl. A                                                                                      2,400                   69,600

Brush Wellman                                                                                     1,700                   22,525

Buckeye Technologies                                                                              3,900  (a)              58,988

Building Materials Holding                                                                        1,500  (a)              16,594

Butler Manufacturing                                                                                900                   22,219

C&D Technologies                                                                                  1,400                   44,975

CLARCOR                                                                                           2,550                   43,509

Cable Design Technologies                                                                         3,050  (a)              59,094

Caraustar Industries                                                                              2,900                   69,963

Castle (A.M.)                                                                                     1,600                   19,800

Champion Enterprises                                                                              5,300  (a)              48,363

ChemFirst                                                                                         2,000                   53,750

Coeur d' Alene Mines                                                                              2,200                    9,625

Commercial Metals                                                                                 1,600                   52,200

Commonweath Industries                                                                            1,700                   17,000

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS (CONTINUED)

Commscope                                                                                         5,600                  223,300

D. R. Horton                                                                                      6,975                   82,392

Dril-Quip                                                                                         1,800  (a)              42,075

Eagle USA Airfreight                                                                                500  (a)              14,750

Elcor                                                                                             2,100                   51,713

Esterline Technologies                                                                            1,900                   26,125

Expeditors International of Washington                                                            5,600                  209,300

Florida Rock Industries                                                                           2,000                   67,500

Flow International                                                                                1,400  (a)              15,925

Fritz Cos.                                                                                        3,800  (a)              42,513

Frozen Food Express Industries                                                                    2,000                   10,000

Gardner Denver Machinery                                                                          1,500  (a)              18,094

GenCorp                                                                                           4,500                   51,188

Geon                                                                                              2,600                   68,250

Global Industrial Technologies                                                                    2,400  (a)              29,400

Graco                                                                                             2,200                   73,700

Griffon                                                                                           3,300  (a)              24,338

Halter Marine Group                                                                               2,650  (a)              14,409

Heartland Express                                                                                 3,400  (a)              46,113

Hecla Mining                                                                                      6,000                   14,625

Helix Technology                                                                                  2,400                   96,750

Hughes Supply                                                                                     2,500                   54,219

IDEX                                                                                              3,400                   83,725

IMCO Recycling                                                                                    1,800                   26,325

Insituform Technology, Cl. A                                                                      2,800  (a)              67,025

Insteel Industries                                                                                  900                    6,694

Intermet                                                                                          2,700                   27,338

Ionics                                                                                            1,800  (a)              53,100

JLG Industries                                                                                    4,800                   61,500

Kaman, Cl. A                                                                                      2,600                   28,600

Kirby                                                                                             2,700                   48,938

Landstar Systems                                                                                  1,100  (a)              44,550

Lawson Products                                                                                   1,100                   25,025

Lilly Industries, Cl. A                                                                           2,400                   32,250

Lindsay Manufacturing                                                                             1,500                   30,469

Lydall                                                                                            1,900                   14,013

M.D.C. Holdings                                                                                   2,400                   37,500



COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS (CONTINUED)

M.S. Carriers                                                                                     1,400  (a)              39,550

MacDermid                                                                                         2,900                   98,238

Manitowoc                                                                                         3,075                   91,866

Material Sciences                                                                                 1,700  (a)              21,144

McWhorter Technololgies                                                                           1,200  (a)              16,425

Mississippi Chemical                                                                              3,200                   17,800

Morrison Knudsen                                                                                  5,700  (a)              52,013

Mueller Industries                                                                                4,100  (a)             130,944

Myers Industries                                                                                  2,288                   32,175

Nashua                                                                                              600                    5,025

OM Group                                                                                          2,800                  105,000

Oakwood Homes                                                                                     5,200                   15,275

Omnova Solutions                                                                                  4,700  (a)              32,900

Orbital Sciences                                                                                  4,000  (a)              59,000

Penford                                                                                             700                    9,603

Pittston BAX Group                                                                                2,200                   16,225

Pope & Talbot                                                                                     1,700                   24,650

Quaker Chemical                                                                                   1,000                   16,125

Quanex                                                                                            1,600                   34,700

RTI International Metals                                                                          2,000                   14,500

RailTex                                                                                           1,100  (a)              17,600

Regal Beloit                                                                                      2,500                   54,375

Reliance Steel & Aluminum                                                                         3,000                   63,000

Republic Group                                                                                    1,300                   22,425

Robins & Myers                                                                                    1,300                   21,044

Ryland Group                                                                                      1,800                   37,125

SLI                                                                                               3,700                   39,775

SPS Technologies                                                                                  1,400  (a)              43,400

Schweitzer-Mauduit International                                                                  1,800                   21,488

Scotts, Cl. A                                                                                     2,100  (a)              84,263

Seacor Smit                                                                                       1,300  (a)              59,475

Service Experts                                                                                   2,100  (a)              12,600

Shorewood Packaging                                                                               3,100                   39,331

Simpson Manufacturing                                                                             1,400  (a)              56,788

Skyline                                                                                           1,000                   24,875

Smith (A.O.)                                                                                      2,450                   59,413

Southern Energy Homes                                                                             1,200  (a)               3,000

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)


COMMON STOCKS (CONTINUED)                                                                        Shares                   Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS (CONTINUED)

Specialty Equipment Cos.                                                                          2,100  (a)              43,838

Speedfam International                                                                            3,300  (a)              36,506

Standard Motor Products                                                                           1,500                   24,188

Standard Pacific                                                                                  3,200                   34,400

Steel Technologies                                                                                1,200                   14,025

Stillwater Mining                                                                                 4,150  (a)              83,519

Stone & Webster                                                                                   1,500                   23,250

TETRA Technologies                                                                                1,500  (a)              12,469

Tetra Tech                                                                                        4,125                   65,484

Texas Industries                                                                                  2,500                   89,531

Thomas Industries                                                                                 1,750                   31,281

Titan International                                                                               2,200                   15,813

TJ International                                                                                  1,800                   55,800

Toll Brothers                                                                                     3,900  (a)              68,250

Toro                                                                                              1,500                   53,813

Tredegar Industries                                                                               4,200                   92,138

U.S. Home                                                                                         1,400                   39,200

Universal Forest Products                                                                         2,500                   36,250

USFreightsways                                                                                    3,000                  135,938

Valmont Industries                                                                                2,600                   45,175

WHX                                                                                               1,600  (a)              14,700

Watsco                                                                                            3,000                   30,375

Watts Industries, Cl. A                                                                           3,300                   45,169

Werner Enterprises                                                                                5,050                   80,484

Wolverine Tube                                                                                    1,300  (a)              17,875

Wynn's International                                                                              2,000                   31,125

Yellow                                                                                            2,700                   45,900

                                                                                                                       6,120,825

SERVICES--12.2%

ABM Industries                                                                                    2,600                   62,075

ADVO                                                                                              2,400                   42,450

Adaptive Broadband                                                                                1,600  (a)              59,100

American Management Systems                                                                       4,600  (a)             119,025

Analysts International                                                                            2,500                   29,219

BISYS Group                                                                                       3,000  (a)             153,000

Billing Concepts                                                                                  3,800  (a)              19,000

Bowne & Co.                                                                                       3,900                   43,388



COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

SERVICES (CONTINUED)

CDI                                                                                               2,100  (a)              55,650

Carmike Cinemas, Cl. A                                                                            1,300  (a)              15,681

Catalina Marketing                                                                                2,000  (a)             187,250

Central Parking                                                                                   4,150                  111,272

Ciber                                                                                             6,500  (a)             106,031

Computer Task Group                                                                               2,200                   27,775

Consolidated Graphics                                                                             1,900  (a)              38,000

DBT Online                                                                                        2,400                   56,100

DeVRY                                                                                             7,500  (a)             157,969

FactSet Research Systems                                                                          1,750                  116,266

Fair Issac & Co                                                                                   1,600                   61,800

Franklin Covey                                                                                    2,100  (a)              16,931

G & K Services, Cl. A                                                                             2,400                   90,150

GC Companies                                                                                        900  (a)              26,775

Gibson Greetings                                                                                  1,500                    7,313

HA-LO Industries                                                                                  5,350  (a)              26,081

Harland (John H.)                                                                                 3,300                   62,700

INCYTE Pharmaceuticals                                                                            3,100  (a)              59,675

Information Resources                                                                             3,000  (a)              31,875

Insurance Auto Auction                                                                            1,400  (a)              21,525

Interim Services                                                                                  7,200  (a)             118,350

Kroll-O'Gara                                                                                      2,600  (a)              41,275

Labor Ready                                                                                       4,550  (a)              46,353

Lason                                                                                             2,100  (a)              78,028

MAXIMUS                                                                                           2,200                   51,013

Magellan Health Services                                                                          3,400  (a)              20,613

MedQuist                                                                                          3,900                  124,800

Merrill                                                                                           1,700                   35,063

NFO Worldwide                                                                                     2,500  (a)              27,813

National Data                                                                                     3,800                   91,200

New England Business Service                                                                      1,600                   41,600

PAREXEL International                                                                             2,800  (a)              26,775

Paxar                                                                                             5,025  (a)              46,795

Pharmaceutical Product Development                                                                2,600  (a)              26,163

Pre-Paid Legal Services                                                                           2,600  (a)              63,050

Primark                                                                                           2,200                   55,825

Profit Recovery Group International                                                               5,250                  216,234

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)


COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

SERVICES (CONTINUED)

QRS                                                                                               1,500  (a)              83,438

Regis                                                                                             4,400                   81,675

Rollins Truck Leasing                                                                             6,050                   58,231

SEI Investments                                                                                   2,000                  194,938

Staffmark                                                                                         3,500  (a)              25,156

Standex International                                                                             1,500                   31,031

Technology Solutions                                                                              4,550  (a)              93,275

Thomas Nelson                                                                                     1,900                   18,288

True North Communications                                                                         5,400                  217,688

URS                                                                                               1,700                   30,600

US Oncology                                                                                       9,600  (a)              42,900

Valassis Communications                                                                           6,350                  273,050

Volt Information Sciences                                                                         1,600  (a)              31,600

Whittman-Hart                                                                                     6,100  (a)             234,469

ZixIt                                                                                             1,700                   67,575

                                                                                                                       4,398,940

TECHNOLOGY--21.5%

APEX                                                                                              2,300                   39,100

Allen Telecom                                                                                     3,000                   27,188

Alpha Industries                                                                                  2,100                  116,025

Aspect Telecommunications                                                                         5,300  (a)             133,494

Aspen Technology                                                                                  2,500  (a)              31,875

Auspex Systems                                                                                    2,700                   15,019

Avid Technology                                                                                   2,600  (a)              28,763

BMC Industries                                                                                    2,900                   16,856

Barra                                                                                             1,700  (a)              37,559

Benchmark Electronics                                                                             1,800                   28,800

Black Box                                                                                         2,000  (a)             101,500

Brightpoint                                                                                       5,600  (a)              43,925

Burr-Brown                                                                                        4,200  (a)             165,113

C-COR Electronics                                                                                 1,500  (a)              58,875

C-Cube Microsystems                                                                               4,400  (a)             195,800

CTS                                                                                               3,100                  175,344

Centigram Communications                                                                            700  (a)               6,650

Cerner                                                                                            3,700  (a)              55,269

Checkpoint Systems                                                                                3,200                   24,000

Clarify                                                                                           2,600  (a)             200,850



COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Cognex                                                                                            4,500  (a)             134,719

Coherent                                                                                          2,800  (a)              57,575

Concord                                                                                           1,600  (a)              83,100

DSP Communications                                                                                4,400  (a)             154,825

Dallas Semiconductor                                                                              3,300                  194,288

Dendrite International                                                                            4,200  (a)             131,775

Digi International                                                                                1,700  (a)              21,038

Digital Microwave                                                                                 6,800  (a)             101,150

Dionex                                                                                            2,500  (a)             111,094

Electro Scientific Industries                                                                     1,400  (a)              75,600

Electroglas                                                                                       2,400  (a)              66,225

Epicor Software                                                                                   4,100  (a)              19,731

Etec Systems                                                                                      2,300  (a)              87,831

FileNet                                                                                           3,500  (a)              57,859

General Semiconductor                                                                             3,900                   40,950

Gerber Scientific                                                                                 2,500                   47,188

Great Plains Software                                                                               500                   27,750

HNC Software                                                                                      2,700  (a)             107,831

Hadco                                                                                             1,500  (a)              55,125

Harbinger                                                                                         4,200  (a)              66,938

Harmon Industries                                                                                 1,250                   16,563

Henry (Jack) & Associates                                                                         2,200                   80,025

Hutchinson Technology                                                                             2,700                   68,850

Hyperion Solutions                                                                                3,235  (a)              78,853

InaCom                                                                                            4,924  (a)              23,697

Innovex                                                                                           1,500                   12,000

Input/Output                                                                                      5,800  (a)              30,450

Inter-Tel                                                                                         3,000                   47,625

International Rectifier                                                                           5,700  (a)             110,794

InterVoice                                                                                        3,400  (a)              42,075

Itron                                                                                             1,400  (a)               6,563

KEMET                                                                                             4,500  (a)             143,859

Kent Electronics                                                                                  2,900  (a)              56,369

Komag                                                                                             4,900  (a)               8,116

Kronos                                                                                            1,400  (a)              62,825

Kulicke & Soffa Industries                                                                        2,700                   79,481

Lattice Semiconductor                                                                             5,200  (a)             183,950

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

MICROS Systems                                                                                    1,800  (a)              83,306

Macromedia                                                                                        4,800  (a)             309,300

Mercury Interactive                                                                               4,200  (a)             340,664

Methode Electronics, Cl. A                                                                        3,800                   60,800

Micrel                                                                                            4,600  (a)             250,125

MicroAge                                                                                          2,000  (a)               4,500

Midway Games                                                                                      4,117  (a)              82,083

National Computer Systems                                                                         3,500                  132,344

National Instruments                                                                              5,550  (a)             166,847

Network Equipment Technologies                                                                    2,500  (a)              25,469

Oak Industries                                                                                    2,100                   86,100

P-COM                                                                                             7,000  (a)              32,375

Park Electrochemical                                                                              1,200                   41,850

Photronics                                                                                        2,600  (a)              54,438

PictureTel                                                                                        4,500  (a)              15,750

Pioneer Standard Electronics                                                                      2,900                   37,881

Plantronics                                                                                       1,800                  105,413

Plexus                                                                                            1,900  (a)              50,350

Powerwave Technologies                                                                            2,200                  143,138

Progress Software                                                                                 1,900  (a)              63,650

RSA Security                                                                                      4,400  (a)             156,200

Read-Rite                                                                                         5,200  (a)              20,475

Remedy                                                                                            3,300  (a)             141,900

Roper Industries                                                                                  3,400                  104,975

S3                                                                                                7,800  (a)              78,000

Silicon Valley Group                                                                              3,700  (a)              46,250

Standard Microsystems                                                                             1,500  (a)              13,594

Symmetricom                                                                                       1,700  (a)              12,963

Technitrol                                                                                        1,800                   65,475

Telxon                                                                                            1,500                   17,344

Texas Instruments                                                                                     1                        4

Three-Five Systems                                                                                1,100                   37,194

Trimble Navigation                                                                                2,500  (a)              40,625

Ultratech Stepper                                                                                 2,400  (a)              38,100

Valence Technology                                                                                2,400  (a)              12,000

Vantive                                                                                           3,000  (a)              34,875

Vicor                                                                                             4,600  (a)             127,650



COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Visio                                                                                             3,300  (a)             130,659

Wall Data                                                                                         1,400  (a)              11,463

Watkins-Johnson                                                                                     700                   25,900

X-Rite                                                                                            2,400                   14,700

Xircom                                                                                            2,800  (a)             141,225

Zebra Technologies, Cl. A                                                                         3,500  (a)             190,313

                                                                                                                       7,744,959

UTILITIES--1.5%

Central Hudson Gas & Electric                                                                     1,800                   67,388

Dycom Industries                                                                                  2,800                   91,175

Eastern Utility Association                                                                       2,200                   66,550

General Communication, Cl. A                                                                      4,600  (a)              22,425

Green Mountain Power                                                                                600                    6,038

TNP Enterprises                                                                                   1,700                   67,788

Talk.com                                                                                          7,000  (a)             111,563

Talk.com (Rights)                                                                                   210  (a)                   0

United Illuminating                                                                               1,700                   87,975

                                                                                                                         520,902

TOTAL COMMON STOCKS

   (cost $36,797,872)                                                                                                 35,917,346
------------------------------------------------------------------------------------------------------------------------------------

                                                                                             Principal
SHORT-TERM INVESTMENTS--.0%                                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. Treasury Bills,

  4.53%, 12/9/1999

   (cost $995)                                                                                    1,000                      995
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $36,798,867)                                                              99.8%               35,918,341

CASH AND RECEIVABLES (NET)                                                                          .2%                   72,258

NET ASSETS                                                                                       100.0%               35,990,599

(A)  NON-INCOME PRODUCING.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1999

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of Investments  36,798,867  35,918,341

Receivable for investment securities sold                               491,687

Receivable for shares of Common Stock subscribed                         18,328

Dividends receivable                                                     11,600

                                                                     36,439,956
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                             7,504

Due to Distributor                                                        7,504

Cash overdraft due to Custodian                                          55,115

Payable for investment securities purchased                             379,234

                                                                        449,357
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       35,990,599
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                      35,493,698

Accumulated undistributed investment income--net                         76,113

Accumulated net realized gain (loss) on investments                   1,301,314

Accumulated net unrealized appreciation (depreciation)
   on investments--Note 4(b)                                          (880,526)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       35,990,599
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(200 million shares of $.001 par value Common Stock authorized)       2,762,496

NET ASSET VALUE, offering and redemption price per share--Note 3(c) ($)   13.03

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Year Ended October 31, 1999

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Cash dividends (net of $86 foreign taxes withheld at source)           251,181

Interest                                                                12,335

TOTAL INCOME                                                           263,516

EXPENSES:

Management fee--Note 3(a)                                               77,774

Shareholder servicing costs--Note 3(b)                                  77,774

Interest expense--Note 2                                                 2,438

Loan commitment fees--Note 2                                                81

TOTAL EXPENSES                                                         158,067

INVESTMENT INCOME--NET                                                 105,449
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                              1,401,117

Net realized gain (loss) on financial futures                         (71,358)

NET REALIZED GAIN (LOSS)                                             1,329,759

Net unrealized appreciation (depreciation) on investments
  [including ($3,800) net unrealized (depreciation) on financial
futures]                                                             1,577,846

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS               2,907,605

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 3,013,054

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund


STATEMENT OF CHANGES IN NET ASSETS

                                                     Year Ended October 31,
                                                --------------------------------
                                                     1999                 1998
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                            105,449               71,869

Net realized gain (loss) on investments         1,329,759            1,053,486

Net unrealized appreciation (depreciation)
   on investments                               1,577,846           (3,874,179)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                    3,013,054           (2,748,824)
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net                           (99,909)             (23,393)

Net realized gain on investments              (1,092,480)            (202,736)

TOTAL DIVIDENDS                               (1,192,389)            (226,129)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold                  25,094,691           10,491,450

Dividends reinvested                            1,159,446              225,582

Cost of shares redeemed                      (16,408,852)          (1,498,039)

INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL STOCK TRANSACTIONS                  9,845,285             9,218,993

TOTAL INCREASE (DECREASE) IN NET ASSETS       11,665,950             6,244,040
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                            24,324,649           18,080,609

END OF PERIOD                                  35,990,599           24,324,649

Undistributed investment income--net               76,113               70,573
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (SHARES):

Shares sold                                     1,950,950              794,989

Shares issued for dividends reinvested             92,830               16,898

Shares redeemed                               (1,282,134)            (112,038)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     761,646              699,849

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.


                                                                                              Year Ended October 31,
                                                                                       --------------------------------------
                                                                                       1999            1998          1997(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                                  12.16           13.90            12.50

Investment Operations:

Investment income--net                                                               .04(b)             .04              .02

Net realized and unrealized gain (loss) on investments                                 1.38          (1.60)             1.38

Total from Investment Operations                                                       1.42          (1.56)             1.40

Distributions:

Dividends from investment income--net                                                 (.05)           (.02)               --

Dividends from net realized gain on investments                                       (.50)           (.16)               --

Total Distributions                                                                   (.55)           (.18)

Net asset value, end of period                                                        13.03           12.16            13.90
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                                      11.86         (11.38)      11.20(c),(d
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of operating expenses to average net assets                                       .50             .50           .17(d)

Ratio of interest expense and loan commitment fees
   to average net assets                                                                .01              --             (--)

Ratio of net investment income to average net assets                                    .34             .35           .13(d)

Portfolio Turnover Rate                                                               41.97           25.14         10.59(d)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                                                35,991          24,325           18,081

(A)  FROM JUNE 30, 1997 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1997.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  EXCLUSIVE OF REDEMPTION FEE.

(D)  NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

Dreyfus Small Cap Stock Index Fund (the "fund") is a separate non-diversified series of Dreyfus Index Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering three series including the fund. The fund's investment objective is to provide investment results that correspond to the total return performance of predominantly small capitalization common stocks in the aggregate, as represented by the Standard & Poor' s Small Cap 600 Index. The Dreyfus Corporation (" Dreyfus" ) serves as the fund's investment adviser. Dreyfus is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Premier Mutual Fund Services, Inc. (the " Distributor" ) is the distributor of the fund's shares, which are sold to the public without a sales charge.

The fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

As of October 31,1999, MBC Investment Corp., an indirect subsidiary of Mellon Financial Corporation, held 1,117,214 shares of the fund.

(A) PORTFOLIO VALUATION: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.


(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

(C) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund at rates based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the Facility during the period ended October 31,1999 was approximately $46,700, with a related weighted average annualized interest rate of 5.22%.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 3--Management Fee and Other Transactions  With Affiliates:

(A) Pursuant to a management agreement (" Agreement" ) with Dreyfus, the management fee is computed at the annual rate of .25 of 1% of the value of the fund' s average daily net assets, and is payable monthly. Under the terms of the Agreement, Dreyfus has agreed to pay all the expenses of the fund, except brokerage commissions, taxes, interest, commitment fees, Shareholder Services Plan fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund's allocable portion of fees and expenses of the non-interested Directors (including counsel fees). Each Director receives from the Company an annual fee of $2,500 and an attendance fee $500 per meeting and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimburseable amounts) . Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to Dreyfus, are in fact paid directly by Dreyfus to the non-interested Directors.

(B) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services at the annual rate of .25 of 1% of the value of the fund's average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 1999, the fund was charged $77,774 pursuant to the Shareholder Services Plan.


(C) A 1% redemption fee is charged and retained by the fund on shares where redeemed within six months following the date of issuance, including redemptions made through the use of the fund's Exchange privilege. During the period ended October 31, 1999, redemption fees retained by the fund amounted to $4,646.

NOTE 4--Securities Transactions:

(A) The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended October 31, 1999, amounted to $21,933,232 and $12,973,020, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. At October 31, 1999, there were no financial futures contracts outstanding.

(B) At October 31, 1999, accumulated net unrealized depreciation on investments was $880,526, consisting of $5,529,401 gross unrealized appreciation and $6,409,927 gross unrealized depreciation.

At October 31, 1999, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

                                                             The Fund

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of

Dreyfus Small Cap Stock Index Fund

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dreyfus Small Cap Stock Index Fund (the "Fund" ) (one of the Series constituting Dreyfus Index Funds, Inc.), at October 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund' s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

                                                     PricewaterhouseCoopers LLP

New York, New York

December 9, 1999


IMPORTANT TAX INFORMATION (Unaudited)

For Federal tax purposes the fund hereby designates $.150 per share as a long-term capital gain distribution of $.549 per share paid on December 24, 1998. The fund also designates 20.48% of the ordinary dividends paid during the fiscal year ended October 31, 1999 as qualifying for the corporate dividends received deduction. Shareholders will receive notification in January 2000 of the percentage applicable to the preparation of their 1999 income tax returns.

                                                             The Fund

                                                           For More Information

                        Dreyfus Small Cap Stock
                        Index Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        Boston Safe Deposit and Trust Company
                        One Boston Place
                        Boston, MA 02109

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9671
                        Providence, RI 02940

                        Distributor

                        Premier Mutual Fund Services, Inc.
                        60 State Street
                        Boston, MA 02109



To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com



(c) 1999 Dreyfus Service Corporation                                  077AR9910



================================================================================


Dreyfus
S&P 500 Index
Fund



ANNUAL REPORT October 31, 1999



(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.


   * Not FDIC-Insured  * Not Bank-Guaranteed  * May Lose Value



Year 2000 Issues (Unaudited)

The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments Year 2000 Issues (Unaudited) and its share price.

The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the President

                             3   Discussion of Fund Performance

                             6   Fund Performance

                             7   Statement of Investments

                            21   Statement of Financial Futures

                            22   Statement of Assets and Liabilities

                            23   Statement of Operations

                            24   Statement of Changes in Net Assets

                            25   Financial Highlights

                            26   Notes to Financial Statements

                            31   Report of Independent Accountants

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                                        Dreyfus
                                                             S&P 500 Index Fund

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus S&P 500 Index Fund, covering the 12-month period from November 1, 1998 through October 31, 1999. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio managers, Steve Falci and Jocelin Reed.

Despite a relatively weak third quarter of 1999 for the U.S. stock market, the past year has been rewarding for most equity investors overall. When the reporting period began, most sectors of the U.S. stock market had completed a sharp correction caused primarily by concerns regarding the spread of the global financial crisis in overseas markets. Soon after the start of 1999, however, those fears abated. In fact, the U.S. economy remained strong, characterized by low inflation and high levels of consumer spending. These conditions supported continued strength in the stock market through the spring.

In the summer of 1999, however, the Federal Reserve Board raised short-term interest rates twice in an effort to forestall inflationary pressures in a fast-growing economy. Because higher interest rates tend to increase the cost of capital and make fixed-income securities more competitive relative to equities, most sectors of the stock market declined. By the end of the 12-month reporting period, major stock indices had fallen from the record highs reached during the summer, although stock prices generally were still higher than they were one year earlier.

We appreciate your confidence over the past year, and we look forward to your continued participation in Dreyfus S&P 500 Stock Index Fund.

Sincerely,


Stephen E. Canter
President and Chief Investment Officer
The Dreyfus Corporation
November 15, 1999




DISCUSSION OF FUND PERFORMANCE

Steve Falci and Jocelin Reed, Portfolio Managers

How did Dreyfus S&P 500 Index Fund perform  relative to its benchmark?

For the 12-month period ended October 31, 1999, Dreyfus S&P 500 Index Fund produced a total return of 25.00%.(1) The Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), produced a 25.66% return for the same period.(2) The difference in returns is accounted for by transaction costs and other fund operating expenses.

What is the fund's investment approach?

As an index fund, we seek to match the total return of the S&P 500 Index. To reach that goal, the fund generally invests in all 500 stocks in the S&P 500 Index in proportion to their weighting in the S&P 500 Index. Often considered a barometer for the stock market in general, the S&P 500 Index is made up of 500 widely held common stocks. It is dominated by large-cap blue chip stocks, which, when combined, cover nearly 75% of total U.S. market capitalization.

However, it is important to note that the S&P 500 Index is not composed of the 500 largest companies; rather, it is designed to capture the returns of many different sectors of the U.S. economy. The S&P 500 Index contains approximately 375 industrial, 40 utility, 75 financial and 10 transportation stocks. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 500 Index than smaller ones. The fund may also use stock index futures as a substitute for the sale or purchase of stocks.

As an index fund, the fund uses a passive management approach; all investment decisions are made based on the fund's objective, which is to seek to match the performance of the Index. The fund does not attempt to manage market volatility

                                                             The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

What other factors influenced the fund's performance?

At the beginning of the fund's 12-month reporting period, and following the trend of the past few years, the growth of the U.S. equity market was dominated by large-cap growth stocks. However, in April market sentiment began to shift away from domestic large-cap growth stocks to include a broader group of companies, including small- and mid-cap names. By August, however, the equity
market   began   to   narrow,  once  again  favoring  large-cap  growth  names.

During the reporting period, the largest gains within the S&P 500 Index, and therefore the fund as well, came from its technology group, which includes communications equipment, electronic equipment and instruments, office electronics and semiconductor equipment and product companies. In addition, the S&P 500 Index's holdings within the newspaper publishing area and retail apparel stores provided strong returns, as did its engineering and construction and computer software stocks.

On the other hand, the poorest performing returns of the S&P 500 Index, and therefore of the fund as well during the reporting period, were generated from its pollution control, office equipment and supplies, toys, cosmetics and healthcare (specifically HMO) companies. In addition, the stocks of supermarket chains, textile, specialty printing and tobacco stocks provided disappointing returns.

What is the fund's current strategy?

The fund is an index fund and its goal is to replicate the return of the S&P 500 Index. Therefore, the fund's strategy is to hold all 500 stocks that make up the S&P 500 Index in an effort to capture a similar return.

To understand the strategy behind how index investing works it's important to recognize the differences associated with a passive index manager and an active manager. The active manager typically makes decisions about buying and selling stocks based on economic, financial and market conditions. The passive index manager, on the other hand, buys the stocks in the index in an effort to match its returns. An advantage of the passive management approach is that lower costs are incurred for professional research.


Another advantage of an index fund is its buy-and-hold strategy. As a result of low trading volumes, index funds often incur lower transaction costs and realize fewer taxable capital gains. Fewer realized capital gains may translate into lower annual taxes for investors.

November 15, 1999

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(2) SOURCE: LIPPER ANALYTICAL SERVICES, INC. -- REFLECTS THE REINVESTMENT OF INCOME DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF U.S. STOCK MARKET PERFORMANCE.

                                                             The Fund

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus S&P 500 Index Fund and the Standard & Poor's 500 Composite Stock Price Index
--------------------------------------------------------------------------------

Average Annual Total Returns AS OF 10/31/99


                                                  Inception                                                           From

                                                    Date                    1 Year             5 Years              Inception
------------------------------------------------------------------------------------------------------------------------------------

FUND                                                1/2/90                  25.00              25.33%

                16.88%

((+))  SOURCE: LIPPER ANALYTICAL SERVICES, INC.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

THE ABOVE GRAPH COMPARES A $10,000 INVESTMENT MADE IN DREYFUS S&P 500 INDEX FUND ON 1/2/90 (INCEPTION DATE) TO A $10,000 INVESTMENT MADE IN THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ARE REINVESTED. THE FUND'S PERFORMANCE SHOWN IN THE LINE GRAPH TAKES INTO ACCOUNT ALL APPLICABLE FEES AND EXPENSES. THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF U.S. STOCK MARKET PERFORMANCE, WHICH DOES NOT TAKE INTO ACCOUNT CHARGES, FEES OR OTHER EXPENSES. FURTHER INFORMATION RELATING TO FUND PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IF APPLICABLE, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.




STATEMENT OF INVESTMENTS


October 31, 1999

COMMON STOCKS--95.9%                                                                             Shares               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ALCOHOL & TOBACCO--1.1%

Anheuser-Busch Cos.                                                                             111,400                7,999,913

Brown-Forman, Cl. B                                                                              16,300                1,100,250

Coors (Adolph), Cl. B                                                                             8,800                  488,400

Philip Morris Cos.                                                                              569,500               14,344,281

Seagram                                                                                         103,000                5,085,625

UST                                                                                              42,600                1,179,488

                                                                                                                      30,197,957

CONSUMER CYCLICAL--8.8%

AMR                                                                                              35,900  (a)           2,279,650

Albertson's                                                                                     100,172                3,637,496

AutoZone                                                                                         35,500  (a)             942,969

Bed Bath & Beyond                                                                                32,700  (a)           1,089,319

Best Buy                                                                                         48,600  (a)           2,700,338

Black & Decker                                                                                   20,700                  890,100

Brunswick                                                                                        21,900                  495,488

CVS                                                                                              93,300                4,052,719

Circuit City Group                                                                               47,900                2,044,731

Consolidated Stores                                                                              26,200  (a)             479,788

Cooper Tire and Rubber                                                                           18,100                  304,306

Costco Wholesale                                                                                 52,600  (a)           4,224,438

Dana                                                                                             39,459                1,166,507

Darden Restaurants                                                                               31,500                  600,469

Dayton Hudson                                                                                   105,300                6,805,013

Delphi Automotive Systems                                                                       134,569                2,211,978

Delta Air Lines                                                                                  33,400                1,818,213

Dillard's, Cl. A                                                                                 25,500                  481,313

Dollar General                                                                                   53,487                1,410,720

Eastman Kodak                                                                                    75,400                5,197,888

Federated Department Stores                                                                      49,700  (a)           2,121,569

Ford Motor                                                                                      288,200               15,814,975

Gap                                                                                             204,325                7,585,566

General Motors                                                                                  153,500               10,783,375

Grainger (W.W.)                                                                                  22,200                  940,725

Great Atlantic & Pacific                                                                          9,100                  259,919

Harrah's Entertainment                                                                           30,600  (a)             885,488

Hasbro                                                                                           46,400                  957,000

Hilton Hotel                                                                                     60,700                  561,475

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL (CONTINUED)

Home Depot                                                                                      353,302               26,674,301

K mart                                                                                          117,600  (a)           1,183,350

Kohl's                                                                                           38,800  (a)           2,902,725

Kroger                                                                                          197,600  (a)           4,112,550

Leggett & Platt                                                                                  46,900                1,040,594

Limited                                                                                          51,000                2,097,375

Liz Claiborne                                                                                    14,800                  592,000

Longs Drug Stores                                                                                 9,400                  256,150

Lowes                                                                                            90,900                4,999,500

Marriott International, Cl. A                                                                    59,300                1,997,669

Mattel                                                                                          100,100                1,338,838

May Department Stores                                                                            80,250                2,783,672

Maytag                                                                                           20,800                  833,300

McDonald's                                                                                      322,800               13,315,500

Mirage Resorts                                                                                   47,400  (a)             690,263

Navistar International                                                                           15,800  (a)             658,663

NIKE, Cl. B                                                                                      67,000                3,781,313

Nordstrom                                                                                        33,400                  832,913

Office Depot                                                                                     89,300  (a)           1,110,669

Paccar                                                                                           18,700                  881,238

Penney (J.C.)                                                                                    62,800                1,593,550

Pep Boys-Manny, Moe & Jack                                                                       12,500                  156,250

Polaroid                                                                                         10,600                  236,513

Reebok International                                                                             13,400  (a)             131,488

Rite Aid                                                                                         61,700                  539,875

Russell                                                                                           8,300                  126,056

Safeway                                                                                         121,600  (a)           4,294,000

Sears, Roebuck & Co.                                                                             90,600                2,553,788

Southwest Airlines                                                                              120,112                2,019,383

Springs Industries                                                                                4,300                  171,194

Staples                                                                                         110,750  (a)           2,457,266

TJX Cos.                                                                                         75,700                2,053,363

Tandy                                                                                            46,000                2,895,125

Toys R Us                                                                                        59,000  (a)             833,375

Tricon Global Restaurants                                                                        36,610  (a)           1,471,264

US Airways Group                                                                                 20,000  (a)             560,000

V.F.                                                                                             28,300                  850,769

Wal-Mart Stores                                                                               1,060,300               60,105,756


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL (CONTINUED)

Walgreen                                                                                        239,100                6,022,331

Wendy's International                                                                            28,900                  689,988

Whirlpool                                                                                        18,000                1,254,375

Winn-Dixie Stores                                                                                35,400                  958,013

                                                                                                                     246,799,840

CONSUMER STAPLES--5.8%

Alberto-Culver, Cl. B                                                                            13,300                  313,381

Archer Daniels Midland                                                                          147,156                1,811,858

Avon Products                                                                                    62,136                2,003,886

Bestfoods                                                                                        66,500                3,906,875

Campbell Soup                                                                                   103,400                4,653,000

Clorox                                                                                           56,200                2,300,688

Coca-Cola                                                                                       588,300               34,709,700

Coca-Cola Enterprises                                                                           101,200                2,586,925

Colgate-Palmolive                                                                               138,900                8,403,450

ConAgra                                                                                         116,300                3,031,069

Fortune Brands                                                                                   39,600                1,403,325

General Mills                                                                                    36,400                3,173,625

Gillette                                                                                        258,500                9,354,469

Heinz (H.J.)                                                                                     85,400                4,077,850

Hershey Foods                                                                                    33,200                1,676,600

International Flavors & Fragrances                                                               25,300                  967,725

Kellogg                                                                                          96,500                3,841,906

Nabisco Group Holdings                                                                           77,700                  995,531

National Service Industries                                                                       9,600                  309,600

Newell Rubbermaid                                                                                67,162                2,325,484

PepsiCo                                                                                         348,400               12,085,125

Procter & Gamble                                                                                316,500               33,192,938

Quaker Oats                                                                                      31,900                2,233,000

Ralston-Purina Group                                                                             77,100                2,423,831

Sara Lee                                                                                        215,300                5,826,556

Supervalu                                                                                        33,100                  695,100

Sysco                                                                                            78,900                3,032,719

Tupperware                                                                                       13,700                  271,431

Unilever, N.V.                                                                                  136,135                9,078,503

Wrigley, (Wm) Jr                                                                                 27,700                2,214,269

                                                                                                                     162,900,419

                                                             The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ENERGY--6.2%

Amerada Hess                                                                                     21,600                1,239,300

Anadarko Petroleum                                                                               30,400                  936,700

Apache                                                                                           27,100                1,056,900

Atlantic Richfield                                                                               76,800                7,156,800

Baker Hughes                                                                                     78,390                2,190,021

Burlington Resources                                                                             42,245                1,473,294

Chevron                                                                                         156,300               14,272,144

Coastal                                                                                          50,800                2,139,950

Columbia Energy Group                                                                            19,500                1,267,500

Conoco, Cl. B                                                                                   150,225                4,074,842

Consolidated Natural Gas                                                                         22,900                1,465,600

Eastern Enterprises                                                                               6,400                  327,200

El Paso Energy                                                                                   54,400                2,230,400

Enron                                                                                           170,100                6,793,369

Exxon                                                                                           578,400               42,837,750

Halliburton                                                                                     105,100                3,960,956

Helmerich & Payne                                                                                11,800                  280,988

McDermott International                                                                          14,100                  255,563

Mobil                                                                                           186,600               18,006,900

Nicor                                                                                            11,200                  434,000

Occidental Petroleum                                                                             83,000                1,893,438

Oneok                                                                                             7,500                  218,906

Peoples Energy                                                                                    8,500                  323,000

Phillips Petroleum                                                                               60,300                2,803,950

Rowan Cos.                                                                                       19,800  (a)             308,138

Royal Dutch Petroleum                                                                           510,900               30,622,069

Schlumberger                                                                                    130,500                7,903,406

Sunoco                                                                                           21,600                  521,100

Texaco                                                                                          131,700                8,083,088

Tosco                                                                                            36,300                  918,844

USX-Marathon Group                                                                               73,600                2,143,600

Union Pacific Resources Group                                                                    60,010                  870,145

Unocal                                                                                           57,700                1,990,650

Williams Cos.                                                                                   103,400                3,877,500

                                                                                                                     174,878,011

HEALTH CARE--11.0%

Abbott Laboratories                                                                             362,500               14,635,938

Allergan                                                                                         15,700                1,685,788


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE (CONTINUED)

Alza                                                                                             24,200  (a)           1,036,063

American Home Products                                                                          311,300               16,265,425

Amgen                                                                                           121,500  (a)           9,689,625

Bard (C.R.)                                                                                      12,300                  663,431

Bausch & Lomb                                                                                    13,700                  739,800

Baxter International                                                                             69,400                4,502,325

Becton, Dickinson & Co.                                                                          59,600                1,512,350

Biomet                                                                                           26,800                  807,350

Boston Scientific                                                                                98,500  (a)           1,982,313

Bristol-Myers Squibb                                                                            473,200               36,347,675

Cardinal Health                                                                                  64,950                2,800,969

Columbia/HCA Healthcare                                                                         134,450                3,243,606

Guidant                                                                                          72,000                3,555,000

Healthsouth                                                                                      98,900  (a)             568,675

Humana                                                                                           39,900  (a)             274,313

Johnson & Johnson                                                                               320,300               33,551,425

Lilly (Eli)                                                                                     260,400               17,935,050

Mallinckrodt Group                                                                               16,900                  573,544

Manor Care                                                                                       25,800  (a)             406,350

McKesson HBOC                                                                                    66,977                1,343,726

Medtronic                                                                                       279,600                9,681,150

Merck & Co.                                                                                     558,800               44,459,525

Pfizer                                                                                          923,200               36,466,400

Pharmacia & Upjohn                                                                              120,700                6,510,256

Schering-Plough                                                                                 349,800               17,315,100

Service Corp. International                                                                      64,800                  619,650

Sigma-Aldrich                                                                                    24,000                  684,000

St. Jude Medical                                                                                 20,200  (a)             552,975

Tenet Healthcare                                                                                 74,000  (a)           1,438,375

Tyco International                                                                              398,600               15,919,088

United Healthcare                                                                                41,300                2,134,694

Warner-Lambert                                                                                  203,600               16,249,825

Watson Pharmaceuticals                                                                           22,800  (a)             723,900

Wellpoint Health Networks                                                                        15,700  (a)             910,600

                                                                                                                     307,786,279

INTEREST SENSITIVE--18.8%

Aetna                                                                                            33,579                1,687,345

Aflac                                                                                            63,300                3,236,213

                                                                                                              The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

Allstate                                                                                        190,200                5,468,250

American Express                                                                                107,000               16,478,000

American General                                                                                 59,345                4,402,657

American International Group                                                                    368,812               37,964,585

Amsouth Bancorp                                                                                  92,300                2,376,725

Aon                                                                                              61,075                2,168,163

Associates First Capital, Cl. A                                                                 173,438                6,330,487

BB&T                                                                                             76,100                2,768,138

Bank One                                                                                        279,404               10,495,113

Bank of America                                                                                 411,552               26,493,660

Bank of New York                                                                                177,000                7,411,875

Bear Stearns Cos.                                                                                27,755                1,183,057

Block H & R Inc                                                                                  23,300                  991,706

Capital One Financial                                                                            47,100                2,496,300

Cendant                                                                                         171,670  (a)           2,832,555

Chase Manhattan                                                                                 198,300               17,326,463

Chubb                                                                                            42,000                2,304,750

Cigna                                                                                            47,400                3,543,150

Cincinnati Financial                                                                             39,300                1,407,431

Citigroup                                                                                       804,639               43,551,086

Comerica                                                                                         37,200                2,211,075

Conseco                                                                                          77,903                1,894,017

Countrywide Credit Industries                                                                    26,900                  912,919

Federal National Mortgage Association                                                           244,200               17,277,150

Federal Home Loan Mortgage                                                                      165,600                8,952,750

Fifth Third Bancorp                                                                              71,900                5,307,119

First Union                                                                                     227,890                9,728,054

Firstar                                                                                         234,739                6,895,458

Fleet Boston                                                                                    219,556                9,578,110

Franklin Resources                                                                               60,100                2,103,500

General Electric                                                                                781,500              105,942,036

Golden West Financial                                                                            13,100                1,463,925

Hartford Financial Services Group                                                                53,800                2,787,513

Household International                                                                         114,045                5,089,258

Huntington Bancshares                                                                            54,913                1,626,798

Jefferson-Pilot                                                                                  25,150                1,887,822

Keycorp                                                                                         106,900                2,986,519


COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

Lehman Brothers Holdings                                                                         28,600                2,107,463

Lincoln National                                                                                 47,400                2,186,325

Loews                                                                                            26,000                1,842,750

MBIA                                                                                             23,800                1,358,088

MBNA                                                                                            191,025                5,277,066

MGIC Investment                                                                                  26,000                1,553,500

Marsh & McLennan Cos.                                                                            62,900                4,973,031

Mellon Financial                                                                                122,500                4,524,844

Merrill Lynch                                                                                    88,000                6,908,000

Morgan (J.P.)                                                                                    41,800                5,470,575

Morgan Stanley, Dean Witter & Co.                                                               135,980               15,000,294

National City                                                                                   149,400                4,407,300

Northern Trust                                                                                   26,600                2,568,563

PNC Bank                                                                                         72,400                4,316,850

Paine Webber Group                                                                               34,700                1,414,025

Progressive                                                                                      17,400                1,610,588

Providian Financial                                                                              33,750                3,678,750

Regions Financial                                                                                53,300                1,602,331

Republic New York                                                                                25,000                1,579,688

SLM Holding                                                                                      38,300                1,874,306

Safeco                                                                                           31,700                  871,750

Schwab (Charles)                                                                                194,800                7,585,025

SouthTrust                                                                                       39,900                1,596,000

St. Paul Companies                                                                               53,994                1,727,808

State Street                                                                                     38,400                2,923,200

Summit Bancorp                                                                                   42,200                1,461,175

SunTrust Banks                                                                                   76,700                5,613,481

Synovus Financial                                                                                64,650                1,385,934

T. Rowe Price Associates                                                                         28,800                1,022,400

Torchmark                                                                                        32,100                1,001,119

U.S. Bancorp                                                                                    174,348                6,461,773

Union Planters                                                                                   34,100                1,517,450

UnumProvident                                                                                    56,895                1,873,979

Wachovia                                                                                         48,200                4,157,250

Washington Mutual                                                                               138,360                4,972,313

Wells Fargo                                                                                     392,900               18,810,088

                                                                                                                     526,796,814

                                                                                                                 The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS--6.9%

Air Products & Chemicals                                                                         54,600                1,501,500

Alcan Aluminium                                                                                  53,800                1,772,038

Alcoa                                                                                            87,400                5,309,550

Allegheny Teledyne                                                                               45,354                  688,814

AlliedSignal                                                                                    131,100                7,464,506

Armstrong World Industries                                                                        9,500                  355,063

Ashland                                                                                          17,200                  567,600

Avery Dennison                                                                                   27,100                1,693,750

Ball                                                                                              7,200                  290,250

Barrick Gold                                                                                     92,900                1,701,231

Bemis                                                                                            12,500                  436,719

Bethlehem Steel                                                                                  31,200  (a)             216,450

Boeing                                                                                          228,798               10,539,008

Boise Cascade                                                                                    13,600                  484,500

Briggs & Stratton                                                                                 5,500                  321,406

Burlington Northern Santa Fe                                                                    110,800                3,531,750

CSX                                                                                              51,900                2,127,900

Case                                                                                             18,500                  980,500

Caterpillar                                                                                      84,700                4,679,675

Centex                                                                                           14,200                  380,738

Champion International                                                                           22,900                1,323,906

Cooper Industries                                                                                22,500                  968,906

Crane                                                                                            16,125                  329,555

Crown Cork & Seal                                                                                29,200                  698,975

Cummins Engine                                                                                   10,000                  506,875

Deere & Co.                                                                                      55,700                2,019,125

Dow Chemical                                                                                     52,400                6,196,300

DuPont (E.I.) deNemours & Co.                                                                   248,612               16,019,936

Eastman Chemical                                                                                 18,600                  717,263

Ecolab                                                                                           30,800                1,041,425

Emerson Electric                                                                                103,500                6,216,469

Engelhard                                                                                        30,000                  528,750

FDX                                                                                              70,820  (a)           3,049,686

FMC                                                                                               7,600  (a)             309,225

Fleetwood Enterprises                                                                             8,100                  176,681

Fluor                                                                                            18,100                  721,738

Fort James                                                                                       52,700                1,386,669


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS (CONTINUED)

Foster Wheeler                                                                                    9,700                  109,125

Freeport-McMoRan Copper, Cl. B                                                                   38,900                  649,144

General Dynamics                                                                                 47,500                2,633,281

Genuine Parts                                                                                    42,700                1,112,869

Georgia-Pacific                                                                                  40,900                1,623,219

Goodrich (B.F.)                                                                                  26,200                  620,613

Goodyear Tire & Rubber                                                                           37,200                1,536,825

Grace (W.R.) & Co.                                                                               17,000  (a)             253,938

Great Lakes Chemical                                                                             13,900                  493,450

Hercules                                                                                         25,300                  608,781

Homestake Mining                                                                                 62,000                  519,250

ITT Industries                                                                                   20,900                  714,519

Illinois Tool Works                                                                              59,700                4,373,025

Inco                                                                                             45,700                  925,425

Ingersoll-Rand                                                                                   39,300                2,053,425

International Paper                                                                              98,520                5,184,615

Kansas City Southern Industries                                                                  26,300                1,247,606

Kaufman & Broad Home                                                                             11,400                  228,713

Kerr-McGee                                                                                       20,565                1,105,369

Kimberly-Clark                                                                                  126,900                8,010,563

Laidlaw                                                                                          78,700                  482,038

Lockheed Martin                                                                                  94,100                1,882,000

Louisiana-Pacific                                                                                25,600                  324,800

Masco                                                                                           105,500                3,217,750

Mead                                                                                             24,400                  878,400

Milacron                                                                                          8,800                  144,650

Minnesota Mining & Manufacturing                                                                 96,000                9,126,000

Monsanto                                                                                        151,000                5,813,500

NACCO Industries, Cl. A                                                                           1,900                   88,113

Newmont Mining                                                                                   39,925                  875,855

Norfolk Southern                                                                                 90,600                2,214,038

Northrop Grumman                                                                                 16,500                  905,438

Nucor                                                                                            20,800                1,079,000

Owens-Corning                                                                                    13,100                  268,550

Owens-Illinois                                                                                   37,100  (a)             888,081

PPG Industries                                                                                   41,400                2,509,875

Pall                                                                                             29,600                  649,350

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS (CONTINUED)

Parker-Hannifin                                                                                  25,850                1,184,253

Phelps Dodge                                                                                     18,495                1,042,656

Placer Dome                                                                                      77,600                  940,900

Potlach                                                                                           6,900                  291,094

Praxair                                                                                          38,000                1,776,500

Pulte                                                                                            10,300                  207,288

Raytheon, Cl. B                                                                                  80,500                2,344,563

Reynolds Metals                                                                                  15,000                  906,563

Rockwell International                                                                           45,600                2,208,750

Rohm & Haas                                                                                      51,915                1,985,749

Sealed Air                                                                                       19,932  (a)           1,103,735

Sherwin-Williams                                                                                 40,300                  901,713

Snap-On                                                                                          16,000                  486,000

Stanley Works                                                                                    21,213                  588,661

TRW                                                                                              28,900                1,239,088

Temple-Inland                                                                                    13,300                  773,063

Tenneco                                                                                          40,600                  649,600

Textron                                                                                          36,300                2,801,906

Thomas & Betts                                                                                   13,600                  610,300

Timken                                                                                           14,800                  265,475

USX-U.S. Steel Group                                                                             21,100                  539,369

Union Carbide                                                                                    31,700                1,933,700

Union Pacific                                                                                    59,000                3,289,250

United Technologies                                                                             114,800                6,945,400

Vulcan Materials                                                                                 23,800                  983,238

Westvaco                                                                                         23,900                  709,531

Weyerhaeuser                                                                                     47,900                2,859,031

Willamette Industries                                                                            26,600                1,105,563

Worthington Industries                                                                           21,900                  364,088

                                                                                                                     193,642,652

SERVICES--7.0%

Allied Waste Industries                                                                          44,900  (a)             471,450

Alltel                                                                                           72,700                6,052,275

America Online                                                                                  264,000  (a)          34,237,500

American Greetings, Cl. A                                                                        16,100                  416,588

Automatic Data Processing                                                                       147,400                7,102,838

CBS                                                                                             167,900  (a)           8,195,619


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

SERVICES (CONTINUED)

Carnival                                                                                        146,100                6,501,450

Ceridian                                                                                         34,500  (a)             756,844

Clear Channel Communications                                                                     80,400  (a)           6,462,150

Comcast, Cl. A                                                                                  178,600                7,523,525

Computer Sciences                                                                                38,100  (a)           2,616,994

Deluxe                                                                                           18,400                  519,800

Disney (Walt)                                                                                   491,400               12,960,675

Donnelley (R.R.) & Sons                                                                          30,800                  746,900

Dow Jones & Co                                                                                   21,600                1,328,400

Dun & Bradstreet                                                                                 38,400                1,128,000

Electronic Data Systems                                                                         117,400                6,867,900

Equifax                                                                                          34,300                  926,100

First Data                                                                                      102,200                4,669,263

Gannett                                                                                          66,600                5,136,525

Harcourt General                                                                                 16,900                  650,650

IMS Health                                                                                       74,500                2,160,500

Interpublic Group Cos.                                                                           67,200                2,730,000

Jostens                                                                                           8,100                  171,113

King World Productions                                                                           17,000  (a)             658,750

Knight-Ridder                                                                                    19,300                1,225,550

McGraw-Hill Cos.                                                                                 46,900                2,796,413

MediaOne Group                                                                                  144,500  (a)          10,268,531

Meredith                                                                                         12,400                  442,525

New York Times, Cl. A                                                                            41,800                1,682,450

Nextel Communications, Cl. A                                                                     79,000  (a)           6,808,813

Omnicom Group                                                                                    42,300                3,722,400

Paychex                                                                                          58,550                2,305,406

Ryder System                                                                                     16,600                  354,825

Shared Medical Systems                                                                            6,400                  241,600

Sprint Corp (PCS Group)                                                                         104,750  (a)           8,687,703

Time Warner                                                                                     308,200               21,477,709

Times Mirror, Cl. A                                                                              14,200                1,024,175

Tribune                                                                                          56,500                3,390,000

Viacom, Cl. B                                                                                   166,000  (a)           7,428,500

Waste Management                                                                                147,500                2,710,313

                                                                                                                     195,558,722

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY--20.9%

ADC Telecommunications                                                                           37,500  (a)           1,788,281

Adaptec                                                                                          24,800  (a)           1,116,000

Adobe Systems                                                                                    29,000                2,028,188

Advanced Micro Devices                                                                           35,100  (a)             695,419

Analog Devices                                                                                   42,000  (a)           2,231,250

Andrew                                                                                           19,550  (a)             251,706

Apple Computer                                                                                   38,300  (a)           3,068,788

Applied Materials                                                                                89,400  (a)           8,029,238

Autodesk                                                                                         14,000                  262,500

BMC Software                                                                                     57,000  (a)           3,658,688

Cabletron Systems                                                                                41,500  (a)             687,344

Cisco Systems                                                                                   774,600  (a)          57,320,400

Compaq Computer                                                                                 404,984                7,694,696

Computer Associates International                                                               128,050                7,234,825

Compuware                                                                                        85,500  (a)           2,377,969

Comverse Technology                                                                              16,100  (a)           1,827,350

Corning                                                                                          58,300                4,583,838

Danaher                                                                                          33,900                1,637,794

Dell Computer                                                                                   605,400  (a)          24,291,675

Dover                                                                                            51,100                2,174,944

EMC                                                                                             241,400  (a)          17,622,200

Eaton                                                                                            17,200                1,294,300

Gateway                                                                                          74,600  (a)           4,928,263

General Instrument                                                                               41,300  (a)           2,222,456

Harris                                                                                           19,000                  426,313

Hewlett-Packard                                                                                 241,300               17,871,281

Honeywell                                                                                        30,400                3,205,300

Ikon Office Solutions                                                                            35,500                  244,063

Intel                                                                                           788,100               61,028,494

International Business Machines                                                                 431,000               42,399,625

Johnson Controls                                                                                 20,300                1,233,225

KLA-Tencor                                                                                       21,000  (a)           1,662,938

LSI Logic                                                                                        35,100  (a)           1,866,881

Lexmark International Group, Cl. A                                                               30,700  (a)           2,396,519

Lucent Technologies                                                                             729,970               46,900,573

Micron Technology                                                                                59,700  (a)           4,257,356

Microsoft                                                                                     1,216,000  (a)         112,556,000


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Millipore                                                                                        10,700                  341,063

Motorola                                                                                        144,700               14,099,206

National Semiconductor                                                                           40,000  (a)           1,197,500

Network Appliance                                                                                17,500  (a)           1,295,000

Nortel Networks                                                                                 316,240               19,587,115

Novell                                                                                           79,800  (a)           1,600,988

Oracle                                                                                          343,000  (a)          16,313,938

PE Biosystems Group                                                                              24,300                1,576,463

Parametric Technology                                                                            64,200  (a)           1,223,813

PeopleSoft                                                                                       58,000  (a)             870,000

PerkinElmer                                                                                      10,900                  444,856

Pitney Bowes                                                                                     63,800                2,906,888

Qualcomm Inc                                                                                     38,300  (a)           8,531,325

Scientific-Atlanta                                                                               18,200                1,041,950

Seagate Technology                                                                               55,800  (a)           1,642,613

Silicon Graphics                                                                                 45,000  (a)             348,750

Solectron                                                                                        64,300  (a)           4,838,575

Sun Microsystems                                                                                184,400  (a)          19,511,825

3COM                                                                                             85,200  (a)           2,470,800

Tektronix                                                                                        11,200                  378,000

Tellabs                                                                                          93,300  (a)           5,901,225

Texas Instruments                                                                               187,200               16,801,200

Thermo Electron                                                                                  37,600  (a)             507,600

Unisys                                                                                           72,900  (a)           1,767,825

Xerox                                                                                           158,000                4,424,000

                                                                                                                     584,699,198

UTILITIES--9.4%

AT&T                                                                                            761,329               35,592,131

AES                                                                                              48,400  (a)           2,731,575

Ameren                                                                                           32,700                1,236,469

American Electric Power                                                                          46,100                1,590,450

Bell Atlantic                                                                                   369,936               24,022,719

BellSouth                                                                                       449,200               20,214,000

CMS Energy                                                                                       28,700                1,058,313

Carolina Power & Light                                                                           38,000                1,311,000

Central & Southwest                                                                              50,700                1,124,906

CenturyTel                                                                                       33,200                1,342,525

                                                                                                           The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

UTILITIES (CONTINUED)

Cinergy                                                                                          37,900                1,070,675

Consolidated Edison                                                                              53,400                2,039,213

Constellation Energy Group                                                                       35,600                1,092,475

DTE Energy                                                                                       34,600                1,148,288

Dominion Resources                                                                               45,700                2,199,313

Duke Energy                                                                                      86,894                4,909,511

Edison International                                                                             82,700                2,449,988

Entergy                                                                                          58,800                1,760,325

FPL Group                                                                                        42,700                2,148,344

FirstEnergy                                                                                      55,700                1,451,681

Florida Progress                                                                                 23,400                1,072,013

GPU                                                                                              29,900                1,014,731

GTE                                                                                             233,700               17,527,500

Global Crossing                                                                                 183,065  (a)           6,338,626

MCI WorldCom                                                                                    446,260  (a)          38,294,686

New Century Energies                                                                             27,500                  895,469

Niagara Mohawk Power                                                                             44,600  (a)             708,025

Northern States Power                                                                            36,700                  789,050

PG&E                                                                                             91,500                2,098,781

PP&L Resources                                                                                   37,600                1,017,550

PECO Energy                                                                                      44,700                1,706,981

PacifiCorp                                                                                       70,800                1,460,250

Pinnacle West Capital                                                                            20,100                  741,188

Public Service Enterprise Group                                                                  52,200                2,065,163

Reliant Energy                                                                                   70,466                1,920,199

SBC Communications                                                                              813,398               41,432,481

Sempra Energy                                                                                    57,266                1,170,374

Southern                                                                                        162,800                4,324,375

Sprint (FON Group)                                                                              206,700               15,360,394

Texas Utilities                                                                                  65,897                2,553,509

UniCom                                                                                           51,800                1,984,588

U S West                                                                                        120,202                7,339,835

                                                                                                                     262,309,669

TOTAL COMMON STOCKS

   (cost $1,637,376,864)                                                                                           2,685,569,561


                                                                                             Principal

SHORT-TERM INVESTMENTS--4.0%                                                                 Amount($)                  Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--3.8%

   Goldman Sachs & Co., 5.05% dated
   10/29/1999, due 11/1/1999 in the amount
   of $105,544,398 (fully collateralized by
   $90,135,000 U.S. Treasury Bonds, 10.75%,
   5/15/2003, value $107,714,386)                                                           105,500,000              105,500,000

U.S. TREASURY BILLS--.2%

   4.72%, 11/26/1999                                                                             50,000                   49,853

   4.61%, 12/9/1999                                                                           2,086,000  (b)           2,076,258

   4.67%, 12/16/1999                                                                          5,161,000  (b)           5,132,769

                                                                                                                       7,258,880

TOTAL SHORT-TERM INVESTMENTS

   (cost $112,756,558)                                                                                               112,758,880
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $1,750,133,422)                                                           99.9%            2,798,328,441

CASH AND RECEIVABLES (NET)                                                                          .1%                1,699,912

NET ASSETS                                                                                       100.0%            2,800,028,353

A   NON-INCOME PRODUCING.

B   PARTIALLY HELD BY THE CUSTODIAN IN A SEGREGATED ACCOUNT AS COLLATERAL FOR OPEN FINANCIAL FUTURES POSITIONS.

STATEMENT OF FINANCIAL FUTURES



October 31, 1999


                                                                   Market Value                                        Unrealized
                                                                        Covered                                      Appreciation
Financial Futures Long                      Contracts          by Contracts ($)            Expiration             at 10/31/99 ($)
------------------------------------------------------------------------------------------------------------------------------------

Standard & Poor's 500                             334               114,912,700          December '99                   4,659,475

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1999

                                                             Cost          Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--
   See Statement of Investments--Note 1(b)          1,750,133,422  2,798,328,441

Cash                                                                     245,112

Receivable for shares of Common Stock subscribed                       4,258,394

Receivable for futures variation margin--Note 4(a)                     2,183,743

Dividends and interest receivable                                      2,176,492

                                                                   2,807,192,182
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           562,158

Due to Distributor                                                      562,158

Payable for shares of Common Stock redeemed                           5,500,909

Payable for investment securities purchased                             538,604

                                                                      7,163,829
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    2,800,028,353
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                   1,708,921,119

Accumulated undistributed investment income--net                     17,247,820

Accumulated net realized gain (loss) on investments                  21,004,920

Accumulated net unrealized appreciation (depreciation)
  on investments (including $4,659,475 net unrealized
  appreciation on financial futures)--Note 4(b)                   1,052,854,494
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    2,800,028,353
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(200 million shares of $.001 par value Common Stock authorized)      69,059,528

NET ASSET VALUE, offering and redemption price per share--Note 3(c) ($)   40.55

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Year Ended October 31, 1999

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Cash dividends (net of $316,731 foreign taxes withheld at source)   30,541,154

Interest                                                             3,590,987

TOTAL INCOME                                                        34,132,141

EXPENSES:

Management fee--Note 3(a)                                            5,990,081

Shareholder servicing costs--Note 3(b)                               5,990,081

Loan commitment fees--Note 2                                             6,542

TOTAL EXPENSES                                                      11,986,704

INVESTMENT INCOME--NET                                              22,145,437
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                             19,489,477

Net realized gain (loss) on financial futures                        5,613,875

NET REALIZED GAIN (LOSS)                                            25,103,352

Net unrealized appreciation (depreciation) on investments
  (including $3,955,150 net unrealized appreciation on
  financial futures)                                               439,174,812

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS             464,278,164

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               486,423,601

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                                     Year Ended October 31,
                                              ----------------------------------
                                                     1999              1998
-------------------------------------------------------------------------------
OPERATIONS ($):

Investment income--net                         22,145,437        19,423,880

Net realized gain (loss) on investments        25,103,352        (2,993,438)

Net unrealized appreciation (depreciation)
   on investments                             439,174,812       278,533,830

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                  486,423,601       294,964,272
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net                       (21,016,765)      (14,501,384)

Net realized gain on investments                     --        (22,551,895)

TOTAL DIVIDENDS                              (21,016,765)      (37,053,279)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold               1,364,922,506    1,100,160,110

Dividends reinvested                           19,813,208       35,192,667

Cost of shares redeemed                     (893,875,934)    (828,953,361)

INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL STOCK TRANSACTIONS                 490,859,780      306,399,416

TOTAL INCREASE (DECREASE) IN NET ASSETS       956,266,616      564,310,409
-------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                         1,843,761,737  1,279,451,328

END OF PERIOD                               2,800,028,353  1,843,761,737

Undistributed investment income--net           17,247,820     16,119,148
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (SHARES):

Shares sold                                    35,881,434     35,150,650

Shares issued for dividends reinvested            545,219      1,245,223

Shares redeemed                              (23,641,873)    (26,259,775)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING  12,784,780     10,136,098

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                                                                          Year Ended October 31,
                                                               ---------------------------------------------------------------------
                                                               1999           1998            1997           1996          1995
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                          32.76          27.73          22.06           18.38         16.41

Investment Operations:

Investment income--net                                          .35(a)         .34            .34             .33           .36

Net realized and unrealized
   gain (loss) on investments                                  7.80           5.46           6.37            3.89          3.36

Total from Investment Operations                               8.15           5.80           6.71            4.22          3.72

Distributions:

Dividends from investment income--net                          (.36)          (.30)          (.38)           (.32)         (.42)

Dividends from net realized gain
   on investments                                                --           (.47)          (.66)           (.22)        (1.33)

Total Distributions                                            (.36)          (.77)         (1.04)           (.54)        (1.75)

Net asset value, end of period                                40.55          32.76          27.73           22.06         18.38
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                              25.00          21.34          31.46           23.41         25.68
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                         .50            .50            .50             .57           .55

Ratio of net investment income
   to average net assets                                        .92           1.14           1.52            1.90          2.75

Decrease reflected in above expense
   ratios due to undertakings by
   the Manager                                                   --            --             .05              --            --

Portfolio Turnover Rate                                       9.61            7.15           2.26            5.22          3.66
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                     2,800,028      1,843,762      1,279,451         591,631       336,147

(A)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

Dreyfus S&P 500 Index Fund (the "fund") is a separate non-diversified series of Dreyfus Index Funds, Inc. (the "Company" ) which is registered under the Investment Company Act of 1940, as amended (the "Act" ), as an open-end management investment company and operates as a series company currently offering three series including the fund. The fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor' s 500 Composite Stock Price Index. The Dreyfus Corporation ("Dreyfus") serves as the fund' s investment adviser. Dreyfus is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the fund's shares, which are sold to the public without a sales charge.

The fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the fund' s Manager, subject to the seller's agreement to repurchase and the fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund's custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligations, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(C) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility" ) to be utilized for The Fun

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 1999, the fund did not borrow under the Facility.

NOTE 3--Management Fee and Other Transactions With Affiliates:

(A) Pursuant to a management agreement (" Agreement" ) with Dreyfus, the management fee is computed at the annual rate of .25 of 1% of the value of the fund' s average daily net assets, and is payable monthly. Under the terms of the Agreement, Dreyfus has agreed to pay all expenses of the fund, except management fees, brokerage commissions, taxes, interest, commitment fees, Shareholder Services Plan fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fees in an amount equal to the fund's allocable portion of fees and expenses of the non-interested Directors (including counsel fees). Each Director receives from the company an annual fee of $2,500 and an attendance fee of $500 per meeting and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of the reimburseable amounts). These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to Dreyfus are in fact paid directly by Dreyfus to the non-interested Directors.

(B) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services at the annual rate of .25 of 1% of the value of the fund's average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund

and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 1999, the fund was charged $5,990,081 pursuant to the Shareholder Services Plan.

(C) A 1% redemption fee is charged and retained by the fund on shares redeemed within six months following the date of issuance, including redemptions made through the use of the fund' s Exchange privilege. During the period ended October 31, 1999, redemption fees amounted to $22,597.

NOTE 4--Securities Transactions:

(A) The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended October 31, 1999 amounted to $639,639,426 and $222,301,492, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open as of October 31, 1999, are set forth in the Statement of Financial Futures.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(B) At October 31, 1999, accumulated net unrealized appreciation on investments and financial futures was $1,052,854,494, consisting of $1,113,666,615 gross unrealized appreciation and $60,812,121 gross unrealized depreciation.

At October 31, 1999, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of

Dreyfus S&P 500 Index Fund

In our opinion, the accompanying statement of assets and liabilities, including the statements of investments and financial futures, and the related statements of operations and of changes in net assets and financial highlights present fairly, in all material respects, the financial position of Dreyfus S&P 500 Index Fund (the "Fund" ) (one of the Series constituting Dreyfus Index Funds, Inc.) , at October 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

                                                     PricewaterhouseCoopers LLP

New York, New York

December 9, 1999

                                                             The Fund

IMPORTANT TAX INFORMATION (Unaudited)

The Fund also designates 95.25% of the ordinary dividends paid during the fiscal year ended October 31, 1999 as qualifying for the corporate dividends received deduction. Shareholders will receive notification in January 2000 of the percentage applicable to the preparation of their 1999 income tax returns.




                                                           For More Information

                        Dreyfus S&P 500 Index Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166


                        Custodian

                        Boston Safe Deposit and Trust Company
                        One Boston Place
                        Boston, MA 02109

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9671
                        Providence, RI 02940

                        Distributor

                        Premier Mutual Fund Services, Inc.
                        60 State Street
                        Boston, MA 02109



To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com



(c) 1999 Dreyfus Service Corporation                                  078AR9910



================================================================================

Dreyfus International
Stock Index Fund



ANNUAL REPORT October 31, 1999



(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.


   * Not FDIC-Insured  * Not Bank-Guaranteed  * May Lose Value


Year 2000 Issues (Unaudited)

The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the President

                             3   Discussion of Fund Performance

                             6   Fund Performance

                             7   Statement of Investments

                            26   Statement of Financial Futures

                            27   Statement of Assets and Liabilities

                            28   Statement of Operations

                            29   Statement of Changes in Net Assets

                            30   Financial Highlights

                            31   Notes to Financial Statements

                            38   Report of Independent Accountants

                            39   Important Tax Information

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                          Dreyfus International
                                                               Stock Index Fund

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus International Stock Index Fund, covering the 12-month period from November 1, 1998 through October 31, 1999. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Susan Ellison.

When the reporting period began, much of the world was experiencing the aftermath of a global currency and credit crisis, and many of the world's central banks had lowered key short-term interest rates to stimulate economic growth. This strategy appears to have been effective. Soon after 1999 began, evidence emerged that less restrictive monetary policies had helped prevent further economic deterioration in Japan and the emerging markets of Asia, Latin America and Eastern Europe.

The prospect of better economic conditions and the start of banking reform and corporate restructuring helped Japan lead the world's stock markets higher. European markets also fared relatively well in local currency terms, but returns were generally flat for U.S. investors after adjusting for currency-related effects. The improving economic climate produced particularly good results for emerging market stocks. Stocks in Southeast Asia began to recover in 1999, showing their first signs of real strength in over a year. Latin America provided good results after concerns about Brazil's currency devaluation abated. Even selected markets in Eastern Europe performed well, despite ongoing financial problems in Russia.

We  appreciate  your  confidence over the past year, and we look forward to your
continued   participation   in   Dreyfus   International   Stock   Index  Fund.

Sincerely,


Stephen E. Canter
President and Chief Investment Officer
The Dreyfus Corporation
November 15, 1999




DISCUSSION OF FUND PERFORMANCE

Susan Ellison, Portfolio Manager

How did Dreyfus International Stock Index Fund perform relative to its benchmark?

For the 12-month period ended October 31, 1999, the fund produced a total return of 22.87% .(1) This performance met the fund's goal of mirroring the return of its benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI-EAFE((reg.tm))) Free Index (net dividends reinvested), which reported a total return of 22.84% for the same period.(2)

What is the fund's investment approach?

In managing an index fund, our goal is to match the risk and return characteristics of our benchmark. The MSCI-EAFE Free Index is a broadly diversified international index composed of approximately 1,000 stocks that trade in 20 major markets outside the United States, including Great Britain, Germany and France in Europe, Japan, Hong Kong and Singapore in Asia, as well as Australia and New Zealand. Weighted by the market capitalization (the total value of all shares outstanding in a country's stock market), approximately 75% of the Index' s total value is represented by its top five countries, which currently are Japan, Great Britain, France, Germany and Switzerland. The Index also represents broad diversification across industry groups, as those groups are represented in individual country markets.

In order to simplify management and control costs, the fund attempts to match the Index's return, not duplicate its composition. Our carefully created sample attempts to match index weightings at the country, industry and individual security levels. Beginning by country, the fund invests in proportion to each country' s weighting in the Index. That means if the Japanese market comprises 29% of the Index, then approximately 29% of the fund's assets will be invested in Japan. In addition, the fund's industry allocation also matches that of the Index, in the proper proportion. For example, if a certain percentage of the
                                                                   The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

market value in the British sub-index is comprised of financial service firms, that same approximate percentage of the investment in the British market will also be invested in that sector. At the individual company level, the fund invests in a carefully selected sample of the stocks that make up each country's index component. The fund also invests in securities that represent the market as a whole, such as stock index futures, and manages its exposure to foreign currencies so that the fund's currency profile matches the currency makeup of the Index.

What other factors influenced the fund's performance?

A strong U.S. economy, in which inflation remained under control despite full employment, continued to fuel global growth. Such strength in the U.S. was especially important in helping the Latin American and Southeast Asian markets recover from the financial setbacks suffered at the beginning of the reporting period.

Japan' s economy and its financial markets advanced sharply. Investors seized upon what they considered strong buying opportunities after a long period of serious recession and overall decline in the Japanese markets. Bank recapitalizations and corporate restructuring began to have positive economic effects. Throughout the period, the sharp rise of the yen against the dollar further boosted the Japanese market's return in dollar terms.

On the other hand, Europe showed mixed results. After early advances, stock and currency markets stalled as initial euphoria over the introduction of a common currency, the euro, ebbed and its value declined against the dollar. However, as the fund' s fiscal year ended, recovery was clearly underway: business and consumer confidence increased, exports and industrial production rose, and the euro rebounded.

As an index fund, naturally, results were dependent on the performance of the stock markets that made up the benchmark. Several markets advanced sharply, including Finland with a 102% rise, and Japan up 58%. Other markets with strong returns included Singapore (+58%), Sweden (+47%), Hong Kong (+27%) and France (+24% ). But some markets showed poor performance, falling in absolute terms, including Portugal (-19%), Austria (-14%), Belgium (-5%) and Ireland (-1%)

What is the fund's current strategy?

Over the past few years, many investors have come to view international investing as a means by which to improve portfolio diversification and to be able to seek growth opportunities outside the United States. We believe that investment in an index fund, such as the Dreyfus International Stock Index Fund, offers investors a cost-effective, well-diversified approach to obtain broad exposure to the international stock markets. To provide such exposure to our shareholders, we intend to continue to follow our strategy of remaining fully invested in such a manner that the fund mirrors the risk/return characteristics of the MSCI-EAFE Free Index.

November 15, 1999

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(2) SOURCE: MORGAN STANLEY CAPITAL INTERNATIONAL -- THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, FAR EAST (MSCI-EAFE((reg.tm))) FREE INDEX IS AN UNMANAGED INDEX COMPOSED OF A SAMPLE OF COMPANIES REPRESENTATIVE OF THE MARKET STRUCTURE OF EUROPEAN AND PACIFIC BASIN COUNTRIES AND INCLUDES NET DIVIDENDS REINVESTED. THE INDEX REFLECTS ACTUAL INVESTABLE OPPORTUNITIES FOR GLOBAL INVESTORS FOR STOCKS THAT ARE FREE OF FOREIGN OWNERSHIP LIMITS OR LEGAL RESTRICTIONS AT THE COUNTRY LEVEL.

                                                             The Fund

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus International Stock Index Fund and the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE((reg.tm))) Free Index
--------------------------------------------------------------------------------

Average Annual Total Returns AS OF 10/31/99

                                                                        Inception                                     From
                                                                          Date                 1 Year               Inception
------------------------------------------------------------------------------------------------------------------------------------

FUND                                                                       6/30/97             22.87%                  8.68%


((+))  SOURCE: MORGAN STANLEY CAPITAL INTERNATIONAL

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

THE ABOVE GRAPH COMPARES A $10,000 INVESTMENT MADE IN DREYFUS INTERNATIONAL STOCK INDEX FUND ON 6/30/97 (INCEPTION DATE) TO A $10,000 INVESTMENT MADE IN THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, FAR EAST (EAFE((reg.tm))) FREE INDEX ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ARE REINVESTED.

THE FUND'S PERFORMANCE SHOWN IN THE LINE GRAPH TAKES INTO ACCOUNT ALL APPLICABLE FEES AND EXPENSES. THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, FAR EAST (EAFE((reg.tm))) FREE INDEX IS AN UNMANAGED INDEX COMPOSED OF A SAMPLE OF COMPANIES REPRESENTATIVE OF THE MARKET STRUCTURE OF EUROPEAN AND PACIFIC BASIN COUNTRIES AND INCLUDES NET DIVIDENDS REINVESTED. THE INDEX REFLECTS ACTUAL INVESTABLE OPPORTUNITIES FOR GLOBAL INVESTORS FOR STOCKS THAT ARE FREE OF FOREIGN OWNERSHIP LIMITS OR LEGAL RESTRICTIONS AT THE SECURITY OR COUNTRY LEVEL. THE INDEX DOES NOT TAKE INTO ACCOUNT CHARGES, FEES AND OTHER EXPENSES. FURTHER INFORMATION RELATING TO FUND PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IF APPLICABLE, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.




STATEMENT OF INVESTMENTS


October 31, 1999

COMMON STOCKS--92.6%                                                                             Shares                   Value ($)
------------------------------------------------------------------------------------------------------------------------------------

AUSTRALIA-- 2.2%

AMP                                                                                               4,358                   44,246

AMP Diversified Property Trust (Units)                                                            3,900                    5,841

Amcor                                                                                             1,500                    6,551

Brambles Industries                                                                                 800                   22,484

Broken Hill Proprietary                                                                           7,447                   76,918

CSL                                                                                                 600                    7,265

CSR                                                                                               2,400                    5,384

Coca-Cola Amatil                                                                                  4,926                   15,194

Coles Myer                                                                                        6,911                   34,354

Colonial                                                                                          4,632                   17,033

Delta Gold NL                                                                                     4,600                    7,769

Foster's Brewing                                                                                  4,700                   12,485

General Property Trust (Units)                                                                    5,607                    9,001

Howard Smith                                                                                      1,839                   13,178

Iluka Resources                                                                                   4,328                   10,206

Lend Lease                                                                                        2,423                   27,862

M.I.M.                                                                                           14,451                   11,880

National Australia Bank                                                                           6,036                   93,091

Newcrest Mining                                                                                   3,180  (a)               8,937

News                                                                                              8,832                   63,829

Normandy Mining                                                                                  12,572                    9,534

North                                                                                             3,956                    7,639

Pioneer International                                                                             2,100                    4,591

QBE Insurance                                                                                     3,500                   14,610

Rio Tinto                                                                                         1,551                   24,916

Santos                                                                                            2,200                    5,650

Sons of Gwalia                                                                                    4,013                   11,637

Southcorp                                                                                         1,524                    5,293

Star City                                                                                        12,500                   11,766

Stockland Trust (Units)                                                                           2,678                    5,765

TABCORP                                                                                             800                    5,068

Telstra                                                                                          22,400                  113,876

WMC                                                                                               6,280                   26,935

Westfield Trust (Units)                                                                           9,926                   19,041

Westpac Banking                                                                                   8,802                   56,443

Woolworths                                                                                        3,557                   12,082

                                                                                                                         828,354

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)


COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

AUSTRIA--.2%

Austria Tabakwerke                                                                                  200                    8,987

Bank Austria                                                                                        325                   16,148

Bau                                                                                                 150                    5,170

Generali Holding Vienna                                                                              50                    8,131

Lenzing                                                                                             180                   10,500

Mayr-Melnhof Karton                                                                                 115                    5,119

Oesterreichische Elektrizitaetswirtschafts, Cl. A                                                   190                   27,480

Universale-Bau                                                                                      210                    9,269

                                                                                                                          90,804

BELGIUM--1.2%

Barco                                                                                               140                   18,100

Bekaert                                                                                              24                   12,916

Colruyt                                                                                             120                    6,571

Compagnie Maritime Belge                                                                            300                   15,451

Delhaize "Le lion"                                                                                  100                    7,027

D'Ieteren                                                                                            50                   22,914

Dolmen Computer Applications                                                                         12                      230

Electrabel                                                                                          180                   59,333

Fortis (B)                                                                                        2,902                   97,914

Glaverbel                                                                                           250                   26,540

KBC Bancassurance                                                                                 1,280                   65,925

Solvay                                                                                              500                   38,339

Tractebel                                                                                           240                   41,926

UCB                                                                                                 625                   23,288

                                                                                                                         436,474

DENMARK--.7%

A/S Dampskibsselskabet Svenborg                                                                       3                   43,481

Bang & Olufsen, Cl. B                                                                               100                    5,232

D/S 1912, Cl. B                                                                                       3                   30,331

Danisco                                                                                             767                   31,886

Den Danske Bank                                                                                     290                   33,011

Lauritzen (J.)                                                                                       50  (a)               6,222

Novo Nordisk, Cl. B                                                                                 225                   26,980

Tele Danmark                                                                                      1,010                   61,268

Unidanmark, Cl. A                                                                                   200                   15,554

                                                                                                                         253,965



COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

FINLAND--2.0%

Finnlines                                                                                           175                    4,635

Kone, Cl. B                                                                                         230                   33,483

Merita                                                                                            2,000                   11,583

Nokia                                                                                             5,222                  597,241

Pohjola Group Insuance                                                                              115                    6,165

Raisio                                                                                              650                    4,229

Sampo Insurance                                                                                     225                    7,804

Sonera                                                                                            1,775                   53,266

Tietoenator                                                                                         160                    5,550

UPM-Kymmene                                                                                         750                   23,650

                                                                                                                         747,606

FRANCE--8.8%

Accor                                                                                               129                   29,017

Air Liquide                                                                                         460                   70,834

Alcatel                                                                                             795                  124,090

Axa                                                                                               1,408                  198,461

Banque Nationale de Paris                                                                           783                   68,721

Bongrain                                                                                             50                   19,656

Bouygues                                                                                            100                   34,791

CPR                                                                                                 200                    9,964

Canal Plus                                                                                          600                   41,624

Cap Gemini                                                                                          225                   34,056

Carrefour                                                                                         1,458                  265,937

Club Mediterranee                                                                                   150                   15,010

Coflexip                                                                                            100                    7,883

Compagnie de Saint Gobain                                                                           381                   66,077

Compagnie Financiere de Paribas                                                                       3                      312

Compagnie Generale de Geophysique                                                                    90                    4,683

Compagnie Generale des Etablissements Michelin, Cl. B                                               612                   26,632

Danone                                                                                              330                   84,114

Dassault Systemes                                                                                   420                   17,407

Elf Aquitaine                                                                                     1,106                  162,752

Eridania Beghin-Say                                                                                 139                   15,779

Essilor International                                                                                50                   15,767

Etablissements Economiques du Casino Guichard-Perrachon                                             255                   28,947

France Telecom                                                                                    4,119                  397,663

Imerys                                                                                               80                   11,436

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)


COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

FRANCE (CONTINUED)

L'Oreal                                                                                             269                  179,402

LVMH                                                                                                408                  123,080

Lafarge                                                                                             335                   32,219

Lagardere S.C.A.                                                                                    375                   15,175

Legrand                                                                                              70                   16,739

Nord-Est                                                                                            200                    5,569

PSA Peugeot Citroen                                                                                 240                   46,038

Pathe                                                                                               230                   25,142

Pechiney, Cl. A                                                                                     200                   11,184

Pernod Ricard                                                                                       300                   20,244

Pinault-Printemps-Redoute                                                                           450                   85,754

Rhone-Poulenc                                                                                     1,357                   75,881

SEITA                                                                                               181                   10,083

Sagem                                                                                                50                   15,267

Sanofi-Synthelabo                                                                                 2,958                  130,429

Schneider Electric                                                                                  670                   46,128

Sidel                                                                                               147                   14,679

Simco                                                                                               120                   10,330

Societe BIC                                                                                         250                   12,219

Societe Eurafrance                                                                                   45                   27,150

Societe Generale, Cl. A                                                                             400                   87,031

Sodexho Alliance                                                                                     90                   14,757

Suez Lyonnaise des Eaux                                                                             578                   93,257

Thomson CSF                                                                                         451                   15,312

Total Fina                                                                                          908                  117,103

Total Fina VVPR                                                                                   1,008                       11

Total Fina, Cl. B                                                                                   867                  120,731

Unibail                                                                                              50                    7,305

Usinor                                                                                            1,040                   14,440

Valeo                                                                                               295                   21,178

Vivendi                                                                                           2,251                  170,472

                                                                                                                       3,315,922

GERMANY--8.7%

AGIV                                                                                                630                   12,648

AMB Aachener & Muenchener Beteiligungs                                                              360                   30,272

Adidas-Salomon                                                                                      230                   16,633

Allianz                                                                                           1,021                  310,684



COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

GERMANY (CONTINUED)

Axa Colonia Konzern                                                                                 105                   10,705

BASF                                                                                              2,406                  108,113

Bayer                                                                                             3,135                  128,183

Beiersdorf                                                                                          355                   23,881

Bilfinger & Berger Bau                                                                              220                    4,509

Buderus                                                                                           1,040                   17,490

Continental                                                                                         600                   13,023

DaimlerChrysler                                                                                   4,066                  316,259

Deutsche Bank                                                                                     2,041                  146,309

Deutsche Lufthansa                                                                                1,924                   40,446

Deutsche Telekom                                                                                 12,275                  563,828

Dresdner Bank                                                                                     1,960                  100,433

Heidelberger Zement                                                                                 220                   17,343

Heidelberger Zement (Rights)                                                                        220                       46

HypoVereinsbank                                                                                   1,866                  122,388

IWKA                                                                                                500                    9,749

Karstadt                                                                                            330                   14,915

Linde                                                                                               400                   20,938

Linde(Rights)                                                                                       400                    1,156

MAN                                                                                                 350                   11,625

Mannesmann                                                                                        1,390                  218,424

Merck KGaA                                                                                        1,050                   36,200

Metro                                                                                             1,193                   64,078

Muenchener Rueckversicherungs-Gesellschaft                                                          805                  184,458

Preussag                                                                                            545                   29,502

RWE                                                                                               1,836                   73,912

SAP                                                                                                 278                  103,207

SGL Carbon                                                                                          155                    9,914

Salamandar                                                                                          500                    6,569

Schering                                                                                            310                   36,853

Siemens                                                                                           2,310                  207,233

Strabag                                                                                             168  (a)               8,300

Thyssen Krupp                                                                                     2,350                   55,577

Veba                                                                                              1,758                   94,979

Viag                                                                                              1,976                   36,451

Volkswagen                                                                                          990                   58,481

                                                                                                                       3,265,714

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

HONG KONG--2.1%

Bank of East Asia                                                                                12,101                   26,478

CLP                                                                                              11,740                   53,793

Cable & Wireless HKT                                                                             49,808                  113,790

Cathay Pacific Airways                                                                           18,000                   36,605

Cheung Kong                                                                                      10,000                   90,739

Hang Seng Bank                                                                                    7,900                   85,919

Hong Kong & China Gas                                                                            40,632                   53,866

Hutchison Whampoa                                                                                14,000                  140,550

Johnson Electric                                                                                  2,000                   10,811

New World Development                                                                            14,377                   27,201

Shangri-La Asia                                                                                  20,000                   21,752

South China Morning Post                                                                         22,000                   15,998

Sun Hung Kai Properties                                                                           9,384                   75,789

Swire Pacific, Cl. A                                                                              4,000                   19,821

Wharf                                                                                            10,171                   29,389

                                                                                                                         802,501

IRELAND--.5%

Allied Irish Banks                                                                                5,629                   70,408

CRH                                                                                               1,402                   26,452

Eircom                                                                                            9,000  (a)              37,461

Fyffes                                                                                            5,063                    9,047

Greencore                                                                                            11                       32

Irish Continental                                                                                   800                    8,367

Irish Life & Permanent                                                                            1,200                   12,235

Jefferson Smurfit                                                                                 2,000                    5,192

Ryanair                                                                                             600  (a)               4,919

                                                                                                                         174,113

ITALY--3.6%

Alitalia                                                                                          5,500                   15,181

Assicurazioni Generali                                                                            4,092                  131,829

Banca Intesa                                                                                     11,354                   48,310

Benetton                                                                                          7,300                   16,044

Bulgari                                                                                           1,050                    7,428

ENI                                                                                              33,300                  195,694

Edison                                                                                            1,100                    9,135

Fiat                                                                                              2,385                   75,382

Istituto Nazionale delle Assicurazioni                                                           15,500                   47,035



COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ITALY (CONTINUED)

Italcementi                                                                                         450                    5,650

Italgas                                                                                           7,836                   32,484

Mediaset                                                                                          4,800                   47,809

Mediobanca                                                                                        7,754                   80,149

Montedison                                                                                        9,568                   16,916

Olivetti                                                                                         19,940  (a)              38,418

Pirelli                                                                                           7,500                   17,241

Riunione Adriatica di Sicurta                                                                     1,300                   12,011

San Paolo-IMI                                                                                     5,513                   72,561

Societa Assicuratrice Industriale                                                                   500                    5,216

Telecom Italia                                                                                   16,205                  140,540

Telecom Italia (RNC)                                                                              4,100                   20,190

Telecom Italia Mobile                                                                            29,546                  184,937

Telecom Italia Mobile (RNC)                                                                       7,000                   24,266

UniCredito Italiano                                                                              18,990                   88,744

                                                                                                                       1,333,170

JAPAN--25.9%

ASAHI BREWERIES                                                                                   1,000                   14,210

Acom                                                                                                600                   65,542

Advantest                                                                                           300                   45,132

Ajinomoto                                                                                         8,800                   98,574

Aoyamma Trading                                                                                     200                    6,382

Asahi Bank                                                                                       10,000                   88,731

Asahi Chemical Industry                                                                          11,900                   71,838

Asahi Glass                                                                                       3,800                   30,186

Bank of Tokyo-Mitsubishi                                                                         19,620                  324,869

Benesse                                                                                             100                   21,368

Bridgestone                                                                                       3,400                   93,503

CHIYODA                                                                                           3,000  (a)               6,870

Canon                                                                                             4,100                  115,897

Chugai Pharmaceutical                                                                               400                    4,753

Citizen Watch                                                                                     3,000                   21,186

Credit Saison                                                                                       500                   12,289

DAIKYO                                                                                            2,000  (a)               5,615

DAIWA HOUSE INDUSTRY                                                                              4,400                   40,222

Dai Nippon Printing                                                                               2,800                   51,004

Daido Steel                                                                                         200                      391

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)


COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

JAPAN (CONTINUED)

Daiichi Pharmaceutical                                                                            1,000                   14,325

Daikin Industries                                                                                 1,000                   11,020

Daiwa Securities                                                                                  6,000                   63,990

Denki Kagaku Kougyo Kabushiki Kaisha                                                                600                    2,225

Denso                                                                                             3,000                   64,105

EBARA                                                                                             1,000                   11,920

East Japan Railway                                                                                   13                   79,599

Eisai                                                                                             1,000                   27,453

FANUC                                                                                             1,000                   77,616

Fuji Bank                                                                                        14,900                  204,168

Fuji Photo Film                                                                                   2,200                   70,621

Fujitsu                                                                                           7,800                  234,687

Furukawa Electric                                                                                 5,000                   36,412

Gunma Bank                                                                                        1,000                    7,493

Hitachi                                                                                          18,900                  204,104

Hokuriku Bank                                                                                     4,000  (a)               9,582

Honda Motor                                                                                       4,400                  185,512

House Foods                                                                                       1,220                   17,559

Hoya                                                                                              1,000                   71,867

ITOCHU                                                                                            6,500  (a)              23,917

Industrial Bank of Japan                                                                         11,200                  151,322

Isetan                                                                                            1,000                    7,139

Ito-Yokado                                                                                        2,000                  159,831

JAPAN TOBACCO                                                                                         2                   22,039

JUSCO                                                                                             1,000                   23,285

Japan Airlines                                                                                    9,600                   32,196

Japan Energy                                                                                        600                      696

Joyo Bank                                                                                           462                    2,258

KAJIMA                                                                                              800                    2,813

KANDENKO                                                                                            105                      600

KIRIN BREWERY                                                                                     8,000                   91,529

KONICA                                                                                           11,000                   39,948

Kamigumi                                                                                            400                    2,357

Kansai Electric Power                                                                             8,399                  156,858

Kao                                                                                               2,000                   60,943

Kawasaki Steel                                                                                   19,600  (a)              44,324

Kinki Nippon Railway                                                                              2,995                   13,861



COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

JAPAN (CONTINUED)

Komatsu                                                                                           2,600                   15,098

Konami                                                                                              300                   29,034

Kubota                                                                                            3,000                   11,930

Kumagai Gumi                                                                                      7,000  (a)               6,573

Kurita Water Industries                                                                           1,000                   18,398

Kyocera                                                                                           1,200                  114,987

MAEDA ROAD CONSTRUCTION                                                                             200                    1,131

MARUHA                                                                                              400                      460

Marubeni                                                                                         20,000                   63,626

Marui                                                                                             4,000                   75,508

Matsushita Electric Industrial                                                                    8,400                  176,677

Minebea                                                                                           1,000                   13,463

Mitsubishi                                                                                        6,000                   43,120

Mitsubishi Chemical                                                                               5,200                   23,568

Mitsubishi Electric                                                                               8,000                   44,232

Mitsubishi Estate                                                                                 4,000                   40,054

Mitsubishi Heavy Industries                                                                      29,700                  116,398

Mitsubishi Trust & Banking                                                                        5,200                   69,908

Mitsui & Co.                                                                                      4,400                   32,507

Mitsui Fudosan                                                                                    2,000                   14,929

Mitsui Marine & Fire Insurance                                                                      600                    3,973

Mitsui Trust & Banking                                                                            4,600                   14,281

Mitsukoshi                                                                                        3,000  (a)              16,702

Murata Manufacturing                                                                              1,000                  128,402

Mycal                                                                                             1,000                    4,734

NEC                                                                                               5,800                  117,267

NIPPON MEAT PACKERS                                                                               1,000                   12,390

NSK                                                                                               3,000                   24,004

Nikon                                                                                             2,600                   61,786

Nintendo                                                                                            300                   47,576

Nippon Express                                                                                   10,000                   70,717

Nippon Light Metal                                                                                  400                      590

Nippon Mitsubishi Oil                                                                             2,800                   12,342

Nippon Paper Industries                                                                           2,000                   15,523

Nippon Steel                                                                                     27,100                   68,815

Nippon Telegraph & Telephone                                                                         53                  812,572

Nippon Yusen Kabushiki Kaisha                                                                    10,800                   46,570

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)


COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

JAPAN (CONTINUED)

Nissan Motor                                                                                     12,000  (a)              71,867

Nomura Securities                                                                                 8,000                  131,928

OBAYASHI                                                                                          6,000                   35,933

OSAKA GAS                                                                                        20,000                   66,884

Oji Paper                                                                                        10,000                   70,429

Omron                                                                                             1,000                   20,889

Orient                                                                                            2,000                    8,931

Orix                                                                                                400                   53,660

RENOWN                                                                                            6,000                   11,729

Rohm                                                                                                300                   67,267

SHIMIZU                                                                                           3,000                   10,751

SMC                                                                                                 200                   33,710

SOFTBANK                                                                                            400                  165,964

SONY                                                                                              1,740                  271,104

Sakura Bank                                                                                      16,600                  142,522

Sankyo                                                                                            2,000                   56,918

Sanwa Shutter                                                                                       200                      862

Sanyo Electric                                                                                    4,000                   19,165

Secom                                                                                             2,000                  214,258

Seino Transportation                                                                              1,000                    6,938

Sekisui Chemical                                                                                  1,000                    4,916

Sekisui House                                                                                     7,000                   75,728

77 Bank                                                                                           1,000                   11,863

Sharp                                                                                             6,000                   95,439

Shin-Etsu Chemical                                                                                2,000                   82,407

Shiseido                                                                                          1,000                   15,236

Shizuoka Bank                                                                                     2,400                   27,137

Snow Brand Milk Products                                                                            500                    2,410

Sumitomo                                                                                          3,000                   21,905

Sumitomo Bank                                                                                    12,307                  197,884

Sumitomo Chemical                                                                                 7,000                   44,874

Sumitomo Electric Industries                                                                      2,800                   37,589

Sumitomo Marine & Fire Insurance                                                                  1,000                    7,714

Sumitomo Metal Industries                                                                        19,000  (a)              18,570

TAKARA STANDARD                                                                                   5,000                   31,861

TAKEFUJI                                                                                            200                   25,872

TOKYO DOME                                                                                        1,000  (a)               5,500



COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

JAPAN (CONTINUED)

TOKYO GAS                                                                                        41,000                   97,039

TOYOBO                                                                                              200                      301

Taiheiyo Cement                                                                                   4,000                    8,739

Taisho Pharmaceutical                                                                             1,000                   41,587

Takashimaya                                                                                       1,000                    8,959

Takeda Chemical Industries                                                                        4,000                  229,590

Teijin                                                                                            3,000                   15,293

Tohoku Electric Power                                                                             1,000                   15,600

Tokai Bank                                                                                        9,800                   85,454

Tokio Marine & Fire Insurance                                                                     5,800                   75,862

Tokyo Broadcasting System                                                                         2,000                   52,798

Tokyo Electric Power                                                                              4,272                   95,379

Tokyo Electron                                                                                    1,000                   82,982

Tokyu                                                                                             9,820                   26,818

Toppan Printing                                                                                   8,000                   98,045

Toray Industries                                                                                 21,000                  115,705

Tostem                                                                                            1,000                   22,374

Toyo Seikan Kaisha                                                                                1,000                   21,752

Toyoda Automatic Loom Works                                                                       1,000                   19,452

Toyota Motor                                                                                     15,014                  519,361

UNI-CHARM                                                                                         1,000                   58,356

Ube Industries                                                                                      600                    1,736

YAMAZAKI BAKING                                                                                   1,000                   12,217

YOKOGAWA ELECTRIC                                                                                 2,900                   20,286

Yamaha                                                                                            1,000                    6,708

Yamanouchi Pharmaceutical                                                                         1,000                   45,324

Yamato Transport                                                                                  1,400                   40,246

                                                                                                                       9,705,158

NETHERLANDS--5.3%

ABN AMRO                                                                                          6,026                  145,617

Aegon                                                                                             2,603                  240,085

Akzo Nobel                                                                                          912                   39,245

Buhrmann                                                                                            496                    8,545

Elsevier                                                                                          2,100                   19,932

Getronics                                                                                           201                   10,014

Hagemeyer                                                                                           406                    8,317

Heineken                                                                                          1,332                   67,889

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)


COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NETHERLANDS (CONTINUED)

IHC Caland                                                                                          415                   17,994

ING Groep                                                                                         3,912                  230,596

KLM                                                                                                 288                    7,840

KPN                                                                                               2,151                  110,310

Koninklijke Ahold                                                                                 3,172                   97,355

Koninklijke Nedlloyd                                                                                502                   14,009

Koninklijke Pakhoed                                                                                 578                   16,130

Koninkilijke (Royal) Philips Electronics                                                          1,352                  138,556

Royal Dutch Petroleum                                                                             9,170                  547,761

Stork                                                                                               422                    8,273

TNT Post                                                                                          1,998                   50,823

Unilever                                                                                          2,681                  177,534

Vedior                                                                                              708                   11,907

Wolters Kluwer                                                                                    1,048                   34,996

                                                                                                                       2,003,728

NEW ZEALAND--.2%

Carter Holt Harvey                                                                               15,900                   20,121

Fisher & Paykel Industries                                                                        7,650                   23,234

Lion Nathan                                                                                       6,730                   14,479

Telecom Corporation of New Zealand                                                                6,700                   26,929

                                                                                                                          84,763

NORWAY--.3%

Christiania Bank Og Kreditkasse                                                                   3,100                   15,096

Den Norske Bank                                                                                   2,300                    8,913

Kvaerner                                                                                            350                    6,603

Leif Hough & Co.                                                                                  1,200                   14,073

Norsk Hydro                                                                                         500                   19,950

Orkla, Cl. A                                                                                        800                   11,167

Orkla, Cl. B                                                                                      1,000                   13,895

Petroleum Geo-Services                                                                              400  (a)               5,966

SAS Norge Cl. B                                                                                   1,030                    9,454

Schibsted                                                                                           460                    4,984

Storebrand                                                                                          800  (a)               5,558

                                                                                                                         115,659

PORTUGAL--.5%

BPI-SGPS                                                                                          3,620                   14,459

Banco Comercial Portugues                                                                           639                   17,987



COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PORTUGAL (CONTINUED)

Banco Espirito Santo                                                                                397                   10,315

Brisa-Auto Estradas de Portugal                                                                     200                    7,873

Cimpor-Cimentos de Portugal                                                                       1,620                   26,853

Companhia de Seguros Tranquilidade                                                                  200                    5,569

EDP                                                                                               1,900                   29,517

Engil-SGPS                                                                                          554                    5,631

Jeronimo Martins                                                                                    533                   14,869

Portugal Telecom                                                                                    819                   36,500

Sonae                                                                                               300                   10,015

                                                                                                                         179,588

SINGAPORE--.8%

City Developments                                                                                 3,000                   15,507

Creative Technology                                                                               1,000                   11,660

Cycle & Carriage                                                                                  4,000                   13,583

DBS                                                                                               2,559                   28,915

First Capital                                                                                     9,000                   10,710

Keppel                                                                                           11,500                   31,242

Oversea-Chinese Banking                                                                           5,143                   38,639

Sembcorp Industries                                                                               8,037                   10,144

Singapore Airlines                                                                                7,000                   74,047

Singapore Press                                                                                     900                   15,417

Singapore Technology Engineering                                                                  6,000                    8,691

Singapore Telecommunications                                                                     21,000                   39,885

United Overseas Bank                                                                              2,000                   15,146

                                                                                                                         313,586

SPAIN--2.7%

Argentaria, Caja Postal y Banco Hipotecario de Espana                                             1,800                   39,921

Autopistas, Concesionaria Espanola                                                                  695                    7,488

Banco Bilbao Vizcaya                                                                             11,688                  157,006

Banco Santander Cental Hispano                                                                   15,928                  165,243

Endesa                                                                                            5,203                  104,072

Fomento de Construcciones y Contratas                                                             1,300                   32,589

Gas Natural SDG, Cl. E                                                                            1,950                   42,633

Iberdrola                                                                                         3,000                   43,705

Repsol-YPF                                                                                        4,800                   98,887

Tabacalera, Cl. A                                                                                 1,500                   24,674

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

SPAIN (CONTINUED)

Telefonica                                                                                       15,270                  251,027

Union Electrica Fenosa                                                                            2,100                   30,704

                                                                                                                         997,949

SWEDEN--2.3%

Atlas Copco, Cl. A                                                                                  300                    7,902

Drott, Cl. B                                                                                        600                    5,754

Electrolux, Cl. B                                                                                 1,000                   19,907

Esselte, Cl. B                                                                                    1,845                   12,318

ForeningsSparbanken                                                                               2,475                   39,356

Granges                                                                                             500                    9,559

Hennes & Mauritz, Cl. B                                                                           3,600                   95,482

NetCom, Cl. B                                                                                       700  (a)              29,017

SSAB Svenskt Stal, Cl. A                                                                            400                    4,904

SSAB Svenskt Stal, Cl. B                                                                            400                    4,977

Sandvik, Cl. A                                                                                    2,000                   51,346

Sandvik, Cl. B                                                                                      200                    5,171

Securitas, Cl. B                                                                                  1,120                   16,586

Skandia Forsakrings                                                                               1,845                   40,984

Skandinaviska Enskilda Banken, Cl. A                                                              2,600                   26,669

Skanska, Cl. B                                                                                      600                   21,922

Svenska Cellulosa, Cl. B                                                                            583                   15,710

Svenska Handelsbanken, Cl. A                                                                      2,700                   37,363

Swedish Match                                                                                     3,700                   13,519

Telefonaktiebolaget LM Ericsson, Cl. B                                                            8,300                  344,566

Volvo, Cl. A                                                                                        400                   10,415

Volvo, Cl. B                                                                                      1,250                   32,243

WM-Data, Cl. B                                                                                      335                   14,049

                                                                                                                         859,719

SWITZERLAND--6.4%

ABB                                                                                               1,519  (a)             153,026

Adecco                                                                                               63                   38,204

Alusuisse Lonza                                                                                      31                   18,921

Credit Suisse                                                                                     1,100                  211,525

Georg Fischer                                                                                        25                    7,859

Holderbank Financiere Glarus                                                                         29                   35,724

Holderbank Financiere Glarus, Cl. B                                                                 117                   38,700

Jelmoli                                                                                              25                    5,784



COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

SWITZERLAND (CONTINUED)

Kuoni Reisen                                                                                          5                   21,330

Lonza (Rights)                                                                                       31                   18,107

Moevenpick                                                                                           15                    6,891

Nestle                                                                                              160                  308,722

Novartis (Reg'd)                                                                                    287                  429,455

Roche Holding Ag-Genusss                                                                             30                  360,307

Roche Holding (Bearer)                                                                                6                  104,745

SAirGroup                                                                                            60                   12,621

Schindler (Part. Cert)                                                                                5                    7,679

Schindler (Reg'd)                                                                                     5                    7,974

Schweizerische Rueckversicherungs-Gesellschaft                                                       61                  126,508

Sulzer                                                                                               20                   14,045

Swatch (Bearer)                                                                                      33                   26,293

Swatch (Reg'd)                                                                                      142                   23,299

Swisscom                                                                                            275                   83,834

UBS                                                                                                 834                  242,750

Valora                                                                                               39                    9,931

Zurich Allied                                                                                       143                   80,993

                                                                                                                       2,395,227

UNITED KINGDOM--18.2%

AMEC                                                                                              3,439                   12,104

Abbey National                                                                                    4,350                   84,941

Allied Zurich                                                                                     4,349                   52,452

Anglian Water                                                                                       569                    6,321

Arjo Wiggins Appleton                                                                             3,233                   11,353

Associated British Foods                                                                          2,578                   16,085

AstraZeneca                                                                                       6,789                  306,575

BAA                                                                                               3,829                   28,054

BBA                                                                                               2,518                   17,386

BG                                                                                               13,560                   75,151

BOC                                                                                               1,973                   42,185

BP Amoco                                                                                         74,888                  725,628

BPB                                                                                               1,100                    6,480

Barclays                                                                                          6,056                  185,132

Barratt Developments                                                                              2,000                    7,712

Bass                                                                                              3,043                   33,380

Berekeley                                                                                           500                    4,504

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)


COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

UNITED KINGDOM (CONTINUED)

Blue Circle Industries                                                                            4,421                   20,494

Boots                                                                                             3,119                   31,987

Bowthorpe                                                                                         1,100                   11,101

British Aerospace                                                                                 5,996                   34,977

British Airways                                                                                   3,150                   16,372

British America Tobacco                                                                           8,249                   54,549

British Land                                                                                      2,700                   19,383

British Sky Broadcasting                                                                          7,180                   76,993

British Telecommunications                                                                       24,530                  444,173

Bunzl                                                                                             1,523                    7,472

Burmah Castrol                                                                                      686                   11,808

CGU                                                                                               4,504                   65,518

Cable & Wireless                                                                                 10,010                  116,785

Cadbury Schweppes                                                                                 7,600                   49,727

Carillion                                                                                           894                    1,857

Carlton Communications                                                                            1,326                    9,568

Centrica                                                                                         10,665                   30,932

Compass                                                                                           2,425                   25,944

Corus                                                                                            23,280                   44,313

De La Rue                                                                                         1,000                    5,049

Diageo                                                                                           11,725                  118,323

EMI                                                                                               3,700                   29,021

Electrocomponents                                                                                 1,300                   11,647

Elementis                                                                                         6,284                   10,621

GKN                                                                                               2,600                   41,554

General Electric                                                                                  9,764                  105,984

Glaxo Wellcome                                                                                   14,084                  414,578

Granada                                                                                           7,063                   55,746

Great Portland Estates                                                                            5,000                   15,589

Great Universal Stores                                                                            3,800                   28,808

HSBC                                                                                             33,579                  412,973

Halifax                                                                                           8,845                  112,844

Hammerson                                                                                         3,200                   23,786

Hanson                                                                                            3,367                   26,354

Hepworth                                                                                          1,500                    4,517

Hilton                                                                                            6,299                   19,173

Hyder                                                                                                24                      216



COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

UNITED KINGDOM (CONTINUED)

Imperial Chemical Industries                                                                      3,842                   38,141

Invensys                                                                                         17,267                   84,717

Kingfisher                                                                                        5,589                   60,941

Laird                                                                                             1,300                    5,461

Land Securities                                                                                   2,050                   25,565

Legal & General                                                                                  22,140                   61,397

Lloyds TSB                                                                                       19,998                  275,964

MEPC                                                                                              1,735                   12,000

Marks & Spencer                                                                                   9,345                   42,936

Meyer International                                                                               2,929                   16,413

Misys                                                                                             2,011                   16,763

National Grid                                                                                     3,025                   22,560

National Power                                                                                    2,703                   18,240

Next                                                                                              1,790                   19,253

Ocean                                                                                               360                    5,494

Pearson                                                                                           2,550                   57,199

Peninsular and Oriental Steam Navigation                                                          2,373                   33,565

Pilkington                                                                                        3,825                    5,714

Prudential                                                                                        7,600                  119,034

RMC                                                                                               1,500                   21,537

Racal Electronic                                                                                  1,800                   13,262

Railtrack                                                                                         2,053                   41,503

Rank                                                                                              2,061                    6,417

Reed International                                                                                3,590                   20,912

Rentokil Initial                                                                                 11,600                   38,592

Reuters                                                                                           4,943                   45,868

Rio Tinto                                                                                         4,650                   79,430

Rolls-Royce                                                                                       4,200                   14,886

Royal & Sun Alliance Insurance                                                                    5,123                   34,802

Royal Bank Of Scotland                                                                            3,515                   80,864

Safeway                                                                                           3,233                   10,133

Sainsbury (J.)                                                                                    8,650                   51,843

Schroders                                                                                           975                   19,471

Scottish & Newcastle                                                                              2,700                   25,121

Scottish & Southern Electric                                                                      3,730                   35,346

Scottish Power                                                                                    4,500                   41,683

Slough Estates                                                                                    1,200                    6,951

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)


COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

UNITED KINGDOM (CONTINUED)

SmithKline Beecham                                                                               22,197                  285,557

Smiths Industries                                                                                   500                    6,732

St. James's Place Capital                                                                         2,300                    7,473

Stagecoach                                                                                        3,826                   10,861

TI                                                                                                2,000                   13,472

Tarmac                                                                                              894                    7,511

Tate & Lyle                                                                                       2,500                   16,286

Tesco                                                                                            27,087                   80,449

Thames Water                                                                                      1,219                   17,602

Transport Development                                                                             3,600                   12,582

Unigate                                                                                           4,284                   19,824

Unilever                                                                                         11,357                  105,199

United Utilities                                                                                  1,680                   16,609

Vodafone AirTouch                                                                               119,725                  555,973

Wilson Connolly                                                                                   4,180                    8,917

Wimpey (George)                                                                                   4,000                    7,811

Wolseley                                                                                          2,383                   16,159
                                                                                                                       6,825,174

TOTAL COMMON STOCKS

   (cost $28,675,907)                                                                                                 34,729,174
------------------------------------------------------------------------------------------------------------------------------------



PREFERRED STOCKS--.4%
------------------------------------------------------------------------------------------------------------------------------------

AUSTRALIA--.1%

News                                                                                              8,572                   58,000

GERMANY--.3%

Friedrich Grohe                                                                                      40                   12,613

MAN                                                                                                 250                    5,045

Metro                                                                                               185                    5,445

RWE                                                                                                 214                    6,793

SAP                                                                                                 166                   73,108

Volkswagen                                                                                          200                    7,084

                                                                                                                         110,088

TOTAL PREFERRED STOCK

   (cost $161,270)                                                                                                       168,088


                                                                                              Principal
SHORT-TERM INVESTMENTS--2.4%                                                                 Amount ($)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY BILLS:

   4.49%, 12/9/1999                                                                             159,000                  158,257

   4.64%, 12/16/1999                                                                            130,000                  129,289

   4.56%, 12/23/1999                                                                            514,000                  510,716

   4.7%, 1/6/2000                                                                               100,000  (b)              99,134

TOTAL SHORT-TERM INVESTMENTS

   (cost $897,240)                                                                                                       897,396
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $29,734,417)                                                              95.4%               35,794,658

CASH AND RECIEVABLES (NET)                                                                         4.6%                1,709,618

NET ASSETS                                                                                       100.0%               37,504,276

(A)  NON-INCOME PRODUCING.

(B)  HELD BY THE CUSTODIAN IN A SEGREGATED ACCOUNT AS COLLATERAL FOR OPEN FINANCIAL FUTURES POSITIONS.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF FINANCIAL FUTURES

October 31, 1999

                                                                   Market Value                                        Unrealized
                                                                        Covered                                      Appreciation
                                            Contracts           by Contracts ($)       Expiration                 at 10/31/99 ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL FUTURES LONG:

CAC 40                                              2                     91,260      December '99                          7,853

DAX 30                                              1                    149,039      December '99                          6,648

Financial Times 100                                 6                    617,527      December '99                         12,143

Nikkei 300                                         26                    726,526      December '99                         15,057

                                                                                                                           41,701

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1999

                                                             Cost          Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of Investments  29,734,417  35,794,658

Cash                                                                    829,980

Cash denominated in foreign currencies                     213,273      212,175

Receivable for investment securities sold                               313,564

Receivable for shares of Common Stock subscribed                        274,421

Dividends receivable                                                     86,858

Receivable for futures variation margin--Note 4(a)                       33,648

                                                                     37,545,304
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                            10,816

Due to Distributor                                                        7,725

Payable for shares of Common Stock redeemed                              15,566

Payable for investment securities purchased                               3,679

Net unrealized (depreciation) on forward currency
   exchange contracts--Note 4(a)                                          3,242

                                                                         41,028
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       37,504,276
--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                      31,266,691

Accumulated undistributed investment income--net                        397,746

Accumulated net realized gain (loss) on investments                    (256,833)
Accumulated net unrealized appreciation (depreciation)
   on investments and foreign currency transactions
   (including $41,701 net unrealized appreciation on
   financial futures)                                                 6,096,672
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       37,504,276
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(200 million shares of $.001 par value Common Stock authorized)       2,509,323

NET ASSET VALUE, offering and redemption price per share--Note 3(c) ($)   14.95

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF OPERATIONS

Year Ended October 31, 1999

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Cash dividends (net of $70,698 foreign taxes withheld at source)       529,504

Interest                                                                62,801

TOTAL INCOME                                                           592,305

EXPENSES:

Management fee--Note 3(a)                                              110,665

Shareholder servicing costs--Note 3(b)                                  79,047

Loan commitment fees--Note 2                                                56

TOTAL EXPENSES                                                         189,768

INVESTMENT INCOME--NET                                                 402,537
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments and foreign currency
transactions                                                         (185,099)

Net realized gain (loss) on forward currency exchange contracts         15,917

Net realized gain (loss) on financial futures                          222,653

NET REALIZED GAIN (LOSS)                                                53,471

Net unrealized appreciation (depreciation) on investments
  and foreign currency transactions (including $24,717
  net unrealized appreciation on financial futures)                  5,855,033

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS               5,908,504

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 6,311,041

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

                                                      Year Ended October 31,
                                                --------------------------------
                                                     1999                 1998
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                            402,537              203,555

Net realized gain (loss) on investments            53,471            (220,229)

Net unrealized appreciation (depreciation)
   on investments                               5,855,033            1,219,706

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                    6,311,041            1,203,032
--------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM ($):

INVESTMENT INCOME--NET                          (187,311)             (82,326)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold                  16,784,134            3,574,583

Net assets received in connection with
   reorganization--Note 1                             --            12,979,451

Dividends reinvested                             172,143                82,235

Cost of shares redeemed                      (10,462,407)           (2,116,445)

INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL STOCK TRANSACTIONS                  6,493,870            14,519,824

TOTAL INCREASE (DECREASE) IN NET ASSETS       12,617,600            15,640,530
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                            24,886,676            9,246,146

END OF PERIOD                                  37,504,276           24,886,676

Undistributed investment income--net              397,746              182,520
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (SHARES):

Shares sold                                     1,206,253              292,582

Shares issued in connection with reorganization
   --Note 1                                           --             1,087,174

Shares issued for dividends reinvested            13,031                 7,483

Shares redeemed                                 (740,920)             (176,433)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING    478,364             1,210,806

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.


                                                                                                Year Ended October 31,
                                                                                       --------------------------------------
                                                                                       1999            1998          1997(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                                  12.25           11.27            12.50

Investment Operations:

Investment income--net                                                                  .17(b)          .12              .07

Net realized and unrealized gain (loss) on investments                                 2.62             .96            (1.30)

Total from Investment Operations                                                       2.79            1.08            (1.23)

Distributions:

Dividends from investment income--net                                                  (.09)           (.10)              --

Net asset value, end of period                                                        14.95           12.25            11.27
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%) (D)                                                                  22.87            9.68            (9.84)(c
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                                 .60             .60              .20(c)

Ratio of net investment income to average net assets                                   1.27            1.32              .32(c)

Portfolio Turnover Rate                                                                9.01           22.62              .16(c)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                                                37,504          24,887              9,246

(A)  FROM JUNE 30, 1997 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1997.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  NOT ANNUALIZED.

(D)  EXCLUSIVE OF REDEMPTION FEE.

SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

Dreyfus International Stock Index Fund (the "fund" ) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund's investment objective is to provide investment results that correspond to the net dividend and total return performance of equity securities of international issuers in the aggregate, as represented by the Morgan Stanley Capital International Europe, Australasia, Far East (Free) Index. The Dreyfus Corporation ("Dreyfus") serves as the fund' s investment advisor. Dreyfus is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the fund's shares, which are sold to the public without a sales charge.

On June 9, 1998, the Board of Directors of the fund approved an Agreement and Plan of Reorganization providing for the transfer of all or substantially all of the Dreyfus International Equity Allocation Fund's assets and liabilities to the fund in a tax free exchange of Common Stock of the fund at net asset value and the assumption of stated liabilities (the "Exchange"). The Exchange was approved by the shareholders of Dreyfus International Equity Allocation Fund on June 9, 1998 and was consummated after the close of business on June 26, 1998 at which time 1,315,173 shares valued at $10.56 per share, representing net assets of $13,890,696 [including $911,245 net unrealized appreciation on investments] were exchanged by Dreyfus International Equity Allocation Fund for the respective numbers of shares of the fund.

As of October 31, 1999, MBC Investment Corp., an indirect subsidiary of Mellon Financial Corporation, held 909,705 shares of the fund.

The fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of
                                                                  The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.

(B) FOREIGN CURRENCY TRANSACTIONS: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(C) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis.

Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

(D) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(E) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

The fund has an unused capital loss carryover of approximately $856,000 available for Federal income tax purposes, to be applied against future net securities profits, if any, realized subsequent to October 31, 1999. A portion of this loss which can be utilized in subsequent years is subject to an annual limitation due to the fund's merger with Dreyfus International Equity Allocation Fund. If not applied, $603,000 of the carryover expires in fiscal 2000, $27,000 expires in fiscal 2002, $58,000 expires in fiscal 2005 and $168,000 expires in fiscal 2006.

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund at rates based on prevailing market rates in effect
                                                              The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

at the time of borrowings. During the period ended October 31, 1999, the fund did not borrow under the Facility.

NOTE 3--Management Fee and Other Transactions  With Affiliates:

(A) Pursuant to a management agreement (" Agreement" ) with Dreyfus, the management fee is computed at the annual rate of .35 of 1% of the value of the fund' s average daily net assets, and is payable monthly. Under the terms of the Agreement, Dreyfus has agreed to pay all the expenses of the fund, except brokerage commissions, taxes, commitment fees, interest, Shareholder Services Plan fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund's allocable portion of fees and expenses of the non-interested Directors (including counsel fees). Each Director receives an annual fee of $2,500 and an attendance fee of $500 per meeting and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimburseable amounts). These fees pertain to the following funds: Dreyfus S&P 500 Index Fund, Dreyfus International Stock Index Fund and Dreyfus Small Cap Stock Index Fund. These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to Dreyfus, are in fact paid directly by Dreyfus to the non-interested Directors.

(B) Under the Shareholder  Services Plan, the fund pays the Distributor for the provision of certain services, a fee at the annual rate of .25 of 1% of the value of the fund's average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 1999, the fund was charged $79,047 pursuant to the Shareholder Services Plan.

(C) A 1% redemption fee is charged and retained by the fund on shares redeemed within six months following the date of issuance, including redemptions made through the use of the fund's Exchange privilege.

NOTE 4--Securities Transactions:

(A) The aggregate amount of purchases and sales of investment securities, excluding short-term securities, forward currency exchange contracts and financial futures, during the period ended October 31, 1999, amounted to $8,269,085 and $2,681,457, respectively.

The following summarizes open forward currency exchange contracts at October 31, 1999:


                                                       FOREIGN                                  UNREALIZED
FORWARD CURRENCY                                      CURRENCY                                APPRECIATION
EXCHANGE CONTRACTS                                     AMOUNTS  COST ($)    VALUE ($)      (DEPRECIATION) ($)
-------------------------------------------------------------------------------------------------------------------

PURCHASES:

British pounds,
   expiring 12/20/99                                   453,660  752,084     744,743               (7,341)

Euro Dollars,
   expiring 12/20/99                                   167,953  181,326     177,192               (4,134)

Japanese Yen,
   expiring 12/20/99                                56,224,000  535,327     543,223                 7,896



SALES:                                                                      PROCEEDS ($)

British pounds,
   expiring 11/3/99                                     22,062  36,325       36,202                   123

Japanese Yen,
   expiring 11/1/99                                 25,310,664  242,672     242,532                   140

Swedish Krona,
   expiring 11/1/99                                    165,068  20,111       20,037                    74

       TOTAL                                                                                       (3,242)


The fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open as of October 31, 1999, are set forth in the Statement of Financial Futures.


(B) At October 31, 1999, accumulated net unrealized appreciation on investments, forward currency exchange contracts and financial futures was $6,098,700, consisting of $8,048,862 gross unrealized appreciation and $1,950,162 gross unrealized depreciation.

At October 31, 1999, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

                                                             The Fund

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of

Dreyfus International Stock Index Fund

In our opinion, the accompanying statement of assets and liabilities, including the statements of investments and financial futures, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dreyfus International Stock Index Fund (the "Fund") (one of the Series constituting Dreyfus Index Funds, Inc.), at October 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as " financial statements" ) are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

                                        PricewaterhouseCoopers LLP

New York, New York

December 9, 1999


IMPORTANT TAX INFORMATION (Unaudited)

In accordance with Federal tax law, the fund elects to provide each shareholder with their portion of the fund's foreign taxes paid and the income sourced from foreign countries. Accordingly, the fund hereby makes the following designations regarding its fiscal year ended October 31, 1999:

   (--the total amount of taxes paid to foreign countries was $70,698

   (--the total amount of income sourced from foreign countries was $465,569

(As required by Federal tax law rules, shareholders will receive notification of their proportionate share of foreign taxes paid and foreign sourced income for the 1999 calendar year with Form 1099-DIV which will be mailed by January 31, 2000.

                                                             The Fund

NOTES

                                                           For More Information

                        Dreyfus International
                        Stock Index Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166


                        Custodian

                        Boston Safe Deposit and Trust Company
                        One Boston Place
                        Boston, MA 02109

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9671
                        Providence, RI 02940

                        Distributor

                        Premier Mutual Fund Services, Inc.
                        60 State Street
                        Boston, MA 02109



To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com



(c) 1999 Dreyfus Service Corporation                                  079AR9910